Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® International Index Fund
January 31, 2026
ZEI-NPRT1-0426
1.9881633.108
Common Stocks - 98.1%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (d)	7,586	458,877
AUSTRALIA - 4.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	418,683	1,422,764
Interactive Media & Services - 0.1%
CAR Group Ltd	39,364	756,547
REA Group Ltd	5,230	691,053
SEEK Ltd	37,300	544,671
		1,992,271
TOTAL COMMUNICATION SERVICES		3,415,035
Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	120,220	6,935,080
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	65,526	2,443,891
Lottery Corp/The	232,387	833,387
		3,277,278
Specialty Retail - 0.0%
JB Hi-Fi Ltd	11,445	646,743
TOTAL CONSUMER DISCRETIONARY		10,859,101
Consumer Staples - 0.1%
Beverages - 0.0%
Treasury Wine Estates Ltd	84,403	315,029
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	142,374	2,109,745
Endeavour Group Ltd/Australia	158,684	408,849
Metcash Ltd	115,835	267,796
Woolworths Group Ltd	129,475	2,789,548
		5,575,938
TOTAL CONSUMER STAPLES		5,890,967
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	25,241	506,908
Santos Ltd	344,863	1,683,419
Whitehaven Coal Ltd	85,911	528,247
Woodside Energy Group Ltd	201,417	3,556,320
TOTAL ENERGY		6,274,894
Financials - 1.6%
Banks - 1.2%
ANZ Group Holdings Ltd	315,833	8,034,902
Bank of Queensland Ltd	71,575	338,422
Bendigo & Adelaide Bank Ltd	60,585	462,806
Commonwealth Bank of Australia	177,190	18,428,971
National Australia Bank Ltd	324,406	9,744,969
Westpac Banking Corp	362,266	9,792,886
		46,802,956
Capital Markets - 0.2%
ASX Ltd	20,275	808,707
HUB24 Ltd	8,559	604,886
Macquarie Group Ltd	37,560	5,549,549
Magellan Financial Group Ltd warrants 4/16/2027 (d)	50	1
		6,963,143
Financial Services - 0.0%
AMP Ltd	267,736	316,012
Challenger Ltd	57,792	370,642
Washington H Soul Pattinson & Co Ltd	38,124	1,024,474
		1,711,128
Insurance - 0.2%
Insurance Australia Group Ltd	248,876	1,317,117
Medibank Pvt Ltd	287,896	926,201
QBE Insurance Group Ltd	160,076	2,193,966
Steadfast Group Ltd	115,241	419,696
Suncorp Group Ltd	115,454	1,366,739
		6,223,719
TOTAL FINANCIALS		61,700,946
Health Care - 0.3%
Biotechnology - 0.2%
CSL Ltd	51,395	6,476,276
Telix Pharmaceuticals Ltd (d)	30,510	222,611
		6,698,887
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	15,131	343,910
Cochlear Ltd	6,914	1,295,600
		1,639,510
Health Care Providers & Services - 0.1%
EBOS Group Ltd	20,890	323,377
Ramsay Health Care Ltd	19,935	504,740
Sigma Healthcare Ltd	609,592	1,311,672
Sonic Healthcare Ltd	51,560	824,538
		2,964,327
Health Care Technology - 0.0%
Pro Medicus Ltd	5,983	767,092
TOTAL HEALTH CARE		12,069,816
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	144,078	2,247,363
Cleanaway Waste Management Ltd	232,791	400,397
		2,647,760
Construction & Engineering - 0.0%
Worley Ltd	50,460	471,198
Ground Transportation - 0.0%
Aurizon Holdings Ltd	185,017	475,407
Passenger Airlines - 0.0%
Qantas Airways Ltd	78,676	551,695
Professional Services - 0.1%
ALS Ltd	54,000	926,535
Computershare Ltd	57,674	1,313,676
		2,240,211
Trading Companies & Distributors - 0.0%
Reece Ltd	24,615	253,682
SGH Ltd	21,072	681,143
		934,825
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	100,372	347,373
Qube Holdings Ltd	186,207	618,504
Transurban Group unit	330,821	3,213,623
		4,179,500
TOTAL INDUSTRIALS		11,500,596
Information Technology - 0.0%
IT Services - 0.0%
NEXTDC Ltd (d)	66,692	618,594
Software - 0.0%
Technology One Ltd	31,957	560,560
WiseTech Global Ltd	22,532	910,029
		1,470,589
TOTAL INFORMATION TECHNOLOGY		2,089,183
Materials - 1.4%
Chemicals - 0.0%
Dyno Nobel Ltd	169,664	414,690
Orica Ltd	49,410	884,939
		1,299,629
Metals & Mining - 1.4%
BHP Group Ltd	537,641	18,517,628
BlueScope Steel Ltd	46,519	979,580
Evolution Mining Ltd	215,092	2,203,254
Fortescue Ltd	176,232	2,577,102
Glencore PLC	1,011,499	6,895,749
Lynas Rare Earths Ltd (d)	98,396	990,467
Mineral Resources Ltd (d)	18,417	732,930
Northern Star Resources Ltd	151,677	3,056,651
PLS Group Ltd (d)	324,278	968,729
Rio Tinto Ltd (e)	39,316	4,149,090
Rio Tinto PLC	112,857	10,296,433
South32 Ltd	477,609	1,513,002
		52,880,615
TOTAL MATERIALS		54,180,244
Real Estate - 0.3%
Diversified REITs - 0.1%
Charter Hall Group unit	50,397	807,512
GPT Group/The unit	200,128	737,210
Mirvac Group unit	419,071	583,640
Stockland unit	258,693	970,959
		3,099,321
Industrial REITs - 0.1%
Goodman Group unit	216,844	4,640,209
Office REITs - 0.0%
Dexus unit	111,215	520,427
Real Estate Management & Development - 0.0%
Lendlease Group unit	69,301	233,568
Retail REITs - 0.1%
Scentre Group unit	554,365	1,575,011
Vicinity Ltd unit	419,551	718,700
		2,293,711
TOTAL REAL ESTATE		10,787,236
Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	182,732	1,501,496
Gas Utilities - 0.0%
Apa Group unit	138,526	854,658
Multi-Utilities - 0.0%
AGL Energy Ltd	62,751	395,455
TOTAL UTILITIES		2,751,609
TOTAL AUSTRALIA		181,519,627
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	15,488	918,853
Financials - 0.3%
Banks - 0.3%
BAWAG Group AG (b)(c)	8,273	1,347,399
Erste Group Bank AG	34,017	4,415,265
Raiffeisen Bank International AG	13,589	687,478
		6,450,142
Insurance - 0.0%
UNIQA Insurance Group AG	12,816	237,594
TOTAL FINANCIALS		6,687,736
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	754	176,248
Construction & Engineering - 0.0%
Strabag SE	1,722	178,603
Machinery - 0.0%
ANDRITZ AG	7,765	671,910
TOTAL INDUSTRIALS		1,026,761
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	11,620	384,288
Metals & Mining - 0.0%
voestalpine AG	11,211	531,558
Paper & Forest Products - 0.0%
Mondi PLC	44,284	517,512
Mondi PLC (South Africa)	1,449	16,588
		534,100
TOTAL MATERIALS		1,449,946
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG	4,233	126,042
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	8,758	643,121
TOTAL AUSTRIA		10,852,459
BELGIUM - 0.6%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	2,169	495,950
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	104,610	7,530,148
Food Products - 0.0%
Lotus Bakeries NV	44	516,338
TOTAL CONSUMER STAPLES		8,046,486
Financials - 0.2%
Banks - 0.2%
KBC Group NV	26,451	3,727,955
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	8,216	778,133
Sofina SA	1,639	477,926
		1,256,059
Insurance - 0.0%
Ageas SA/NV	18,831	1,338,163
TOTAL FINANCIALS		6,322,177
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	12,780	3,868,997
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	2,287	677,182
Trading Companies & Distributors - 0.0%
Azelis Group NV	17,597	174,378
TOTAL INDUSTRIALS		851,560
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	7,321	215,213
Syensqo SA	7,274	612,351
Umicore SA	21,615	514,989
TOTAL MATERIALS		1,342,553
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	4,951	435,162
Cofinimmo SA	4,103	426,042
		861,204
Industrial REITs - 0.0%
Warehouses De Pauw CVA	20,185	571,838
TOTAL REAL ESTATE		1,433,042
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	5,316	770,651
TOTAL BELGIUM		23,131,416
BRAZIL - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	77,800	552,594
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	82,700	385,313
TOTAL COMMUNICATION SERVICES		937,907
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cosan SA (d)	178,400	200,002
Lojas Renner SA	102,400	290,501
Ultrapar Participacoes SA	75,900	366,033
Vibra Energia SA	98,997	541,001
TOTAL CONSUMER DISCRETIONARY		1,397,537
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	450,800	1,272,031
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	139,458	649,227
Sendas Distribuidora S/A	145,000	236,122
		885,349
Personal Care Products - 0.0%
Natura Cosmeticos SA (d)	85,593	142,635
TOTAL CONSUMER STAPLES		2,300,015
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia (d)	40,300	144,728
Petroleo Brasileiro SA - Petrobras	415,444	3,188,406
Petroleo Brasileiro SA - Petrobras (PN)	442,700	3,176,353
PRIO SA/Brazil (d)	85,300	826,459
TOTAL ENERGY		7,335,946
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	193,968	675,216
Banco Bradesco SA (PN)	530,295	2,147,278
Banco do Brasil SA	306,300	1,467,841
Itau Unibanco Holding SA	582,029	5,032,031
Itausa SA	621,222	1,612,445
NU Holdings Ltd/Cayman Islands Class A (d)	404,848	7,186,052
		18,120,863
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	560,400	1,719,721
Banco BTG Pactual SA unit	110,300	1,256,470
XP Inc depository receipt	42,659	826,795
		3,802,986
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	18,851	212,074
StoneCo Ltd Class A (d)	26,966	435,231
		647,305
Insurance - 0.0%
BB Seguridade Participacoes SA	65,800	466,486
Caixa Seguridade Participacoes S/A	62,800	206,559
		673,045
TOTAL FINANCIALS		23,244,199
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	31,900	78,799
Rede D'Or Sao Luiz SA (b)(c)	105,761	851,876
		930,675
Pharmaceuticals - 0.0%
Hypera SA	38,600	184,904
TOTAL HEALTH CARE		1,115,579
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	73,000	1,344,801
Electrical Equipment - 0.1%
WEG SA	155,760	1,530,741
Ground Transportation - 0.0%
Localiza Rent a Car SA	92,011	846,024
Localiza Rent a Car SA (PN)	3,438	30,482
Rumo SA	124,400	348,894
		1,225,400
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	111,000	353,495
TOTAL INDUSTRIALS		4,454,437
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	54,000	457,324
Materials - 0.4%
Chemicals - 0.0%
Yara International ASA	17,073	785,707
Containers & Packaging - 0.0%
Klabin SA unit	101,888	370,942
Metals & Mining - 0.4%
Gerdau SA	137,746	586,816
Metalurgica Gerdau SA	87,731	164,534
Vale SA	379,726	6,083,986
Wheaton Precious Metals Corp	48,082	6,334,543
		13,169,879
Paper & Forest Products - 0.0%
Suzano SA	69,922	655,409
TOTAL MATERIALS		14,981,937
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	35,600	209,024
Multiplan Empreendimentos Imobiliarios SA	30,300	189,650
TOTAL REAL ESTATE		398,674
Utilities - 0.2%
Electric Utilities - 0.2%
Axia Energia	88,000	909,138
Axia Energia Series B	28,055	308,177
Axia Energia Series C	32,902	330,098
Cia Energetica de Minas Gerais	199,686	435,589
Cia Paranaense de Energia - Copel	191,200	478,840
Energisa S/A unit	34,370	333,136
Equatorial SA	111,376	865,993
Transmissora Alianca de Energia Eletrica S/A unit	22,300	176,400
		3,837,371
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (d)	77,600	311,417
Engie Brasil Energia SA	36,330	226,219
		537,636
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	50,328	1,350,496
Cia De Sanena Do Parana unit	25,000	221,747
		1,572,243
TOTAL UTILITIES		5,947,250
TOTAL BRAZIL		62,570,805
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	10,484	425,546
CANADA - 7.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc (e)	32,237	833,358
Quebecor Inc Class B	16,173	589,956
TELUS Corp	54,608	761,981
		2,185,295
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	40,823	1,540,999
TOTAL COMMUNICATION SERVICES		3,726,294
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Magna International Inc	28,175	1,440,357
Broadline Retail - 0.1%
Canadian Tire Corp Ltd Class A	5,295	651,429
Dollarama Inc	29,005	3,908,801
		4,560,230
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	32,551	2,180,904
Restaurant Brands International Inc (United States)	2,343	156,957
		2,337,861
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	19,654	1,276,972
TOTAL CONSUMER DISCRETIONARY		9,615,420
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	79,925	4,158,108
Empire Co Ltd Class A	14,031	458,340
George Weston Ltd	16,701	1,164,832
Loblaw Cos Ltd	60,172	2,707,553
Metro Inc/CN	20,691	1,373,524
		9,862,357
Food Products - 0.0%
Saputo Inc	25,752	776,919
TOTAL CONSUMER STAPLES		10,639,276
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ARC Resources Ltd	60,662	1,125,788
Cameco Corp	46,102	5,701,934
Canadian Natural Resources Ltd	220,640	8,204,020
Cenovus Energy Inc	145,803	2,877,191
Enbridge Inc	230,744	11,263,947
Imperial Oil Ltd	16,318	1,648,638
Keyera Corp	24,180	818,814
Pembina Pipeline Corp	61,609	2,560,010
South Bow Corp	21,629	614,408
Suncor Energy Inc	127,154	6,720,724
TC Energy Corp	110,131	6,457,503
Tourmaline Oil Corp	39,061	1,848,559
Whitecap Resources Inc	127,604	1,163,913
TOTAL ENERGY		51,005,449
Financials - 2.9%
Banks - 1.9%
Bank of Montreal	75,288	10,249,430
Bank of Nova Scotia/The	130,718	9,772,770
Canadian Imperial Bank of Commerce	98,244	9,079,444
National Bank of Canada	41,325	4,924,159
Royal Bank of Canada	148,474	24,721,497
Toronto Dominion Bank	179,302	16,757,590
		75,504,890
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	39,931	1,983,867
Brookfield Corp Class A	228,651	10,422,919
Onex Corp Subordinate Voting Shares	6,087	518,645
TMX Group Ltd	29,590	1,092,416
		14,017,847
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	2,180	3,597,652
Great-West Lifeco Inc	28,102	1,315,479
iA Financial Corp Inc	9,777	1,201,329
Intact Financial Corp	18,816	3,425,752
Manulife Financial Corp	178,250	6,790,165
Power Corp of Canada Subordinate Voting Shares	56,624	2,855,631
Sun Life Financial Inc	58,985	3,716,750
		22,902,758
TOTAL FINANCIALS		112,425,495
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (d)	9,209	1,573,169
CAE Inc (d)	33,861	1,085,223
		2,658,392
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	42,435	1,075,172
Construction & Engineering - 0.2%
AtkinsRealis Group Inc	17,615	1,236,213
Stantec Inc	12,130	1,202,087
WSP Global Inc	13,835	2,674,540
		5,112,840
Ground Transportation - 0.4%
Canadian National Railway Co	58,062	5,585,533
Canadian Pacific Kansas City Ltd	95,445	7,095,027
TFI International Inc	8,241	885,621
		13,566,181
Passenger Airlines - 0.0%
Air Canada (d)	31,009	429,273
Professional Services - 0.0%
Thomson Reuters Corp	14,227	1,571,955
Trading Companies & Distributors - 0.0%
Finning International Inc	13,978	876,569
Toromont Industries Ltd	8,541	1,087,972
		1,964,541
TOTAL INDUSTRIALS		26,378,354
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (d)	12,184	3,423,761
IT Services - 0.5%
CGI Inc Class A	20,754	1,778,718
Shopify Inc Class A (d)	129,475	16,989,167
		18,767,885
Software - 0.1%
Constellation Software Inc/Canada	2,111	3,895,905
Constellation Software Inc/Canada warrants 3/31/2040 (d)(f)	1,367	0
Descartes Systems Group Inc/The (d)	9,038	674,971
Open Text Corp	26,456	675,753
		5,246,629
TOTAL INFORMATION TECHNOLOGY		27,438,275
Materials - 1.0%
Chemicals - 0.1%
Nutrien Ltd	51,281	3,530,712
Containers & Packaging - 0.0%
CCL Industries Inc Class B	15,127	911,630
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA	53,209	10,114,653
Alamos Gold Inc Class A	44,628	1,653,824
B2Gold Corp	142,581	694,239
Barrick Mining Corp	178,635	8,165,272
Franco-Nevada Corp	20,414	4,778,584
Kinross Gold Corp	127,846	4,026,025
Pan American Silver Corp	44,751	2,438,275
Teck Resources Ltd Class B	47,383	2,543,054
		34,413,926
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	5,786	395,138
TOTAL MATERIALS		39,251,406
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	4,625	631,973
FirstService Corp Subordinate Voting Shares	4,298	665,888
TOTAL REAL ESTATE		1,297,861
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	31,510	1,561,789
Fortis Inc/Canada	53,351	2,844,551
Hydro One Ltd (b)(c)	33,507	1,324,629
		5,730,969
Gas Utilities - 0.0%
AltaGas Ltd	32,876	991,604
Brookfield Infrastructure Corp	12,622	603,639
		1,595,243
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	13,969	581,781
Northland Power Inc	26,854	370,176
		951,957
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	75,448	495,359
Canadian Utilities Ltd Class A	13,736	444,567
		939,926
TOTAL UTILITIES		9,218,095
TOTAL CANADA		290,995,925
CHILE - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	87,583	679,953
Specialty Retail - 0.0%
Empresas Copec SA	38,390	327,301
TOTAL CONSUMER DISCRETIONARY		1,007,254
Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	39,904	209,601
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	130,402	436,499
TOTAL CONSUMER STAPLES		646,100
Financials - 0.1%
Banks - 0.1%
Banco de Chile	4,944,631	1,089,842
Banco de Credito e Inversiones SA	8,138	605,281
Banco Santander Chile	6,520,415	573,744
TOTAL FINANCIALS		2,268,867
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	26,365,917	855,400
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (d)	15,175	1,175,683
Metals & Mining - 0.2%
Antofagasta PLC	36,549	1,824,432
Lundin Mining Corp	71,660	1,807,749
		3,632,181
Paper & Forest Products - 0.0%
Empresas Cmpc SA	115,833	173,518
TOTAL MATERIALS		4,981,382
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	67,895	288,648
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	1,876,812	177,215
Enel Chile SA	2,548,708	216,274
		393,489
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	783,404	129,815
TOTAL UTILITIES		523,304
TOTAL CHILE		10,570,955
CHINA - 7.0%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (b)(c)	501,000	722,118
Entertainment - 0.2%
China Ruyi Holdings Ltd (d)	1,184,000	327,369
Kingsoft Corp Ltd	104,400	402,520
Netease Inc	181,090	4,695,680
Tencent Music Entertainment Group Class A ADR	51,680	867,190
		6,292,759
Interactive Media & Services - 1.5%
Autohome Inc Class A ADR	6,514	143,568
Baidu Inc A Shares (d)	235,892	4,521,474
Bilibili Inc Z Shares (d)	30,826	1,056,093
Kuaishou Technology B Shares (b)(c)	298,400	3,061,502
Tencent Holdings Ltd	648,700	49,860,255
		58,642,892
TOTAL COMMUNICATION SERVICES		65,657,769
Consumer Discretionary - 2.5%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	64,000	547,663
Automobiles - 0.3%
BYD Co Ltd H Shares	390,500	4,868,312
Geely Automobile Holdings Ltd	550,000	1,132,794
Great Wall Motor Co Ltd H Shares	256,500	435,046
Li Auto Inc A Shares (d)	127,898	1,068,839
NIO Inc A Shares (d)	193,134	920,745
XPeng Inc A Shares (d)	155,802	1,402,467
Yadea Group Holdings Ltd (b)(c)	118,993	168,160
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	49,100	266,615
		10,262,978
Broadline Retail - 1.6%
Alibaba Group Holding Ltd	2,021,044	42,994,855
JD.com Inc A Shares	307,623	4,386,901
PDD Holdings Inc Class A ADR (d)	82,712	8,358,048
Prosus NV Class N	141,030	8,109,405
Vipshop Holdings Ltd Class A ADR	24,011	410,828
		64,260,037
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	143,890	877,316
TAL Education Group Class A ADR (d)	43,822	556,539
		1,433,855
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd	180,300	865,935
Haidilao International Holding Ltd (b)(c)	180,000	368,198
Meituan B Shares (b)(c)(d)	586,080	7,245,405
Tongcheng Travel Holdings Ltd (c)	131,200	390,303
Trip.com Group Ltd	64,400	3,952,592
Yum China Holdings Inc (Hong Kong)	38,450	1,914,600
		14,737,033
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	250,800	828,284
Midea Group Co Ltd H Shares	47,600	521,875
		1,350,159
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	228,600	421,377
Pop Mart International Group Ltd (b)(c)	71,200	2,037,905
		2,459,282
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	125,200	1,254,068
Li Ning Co Ltd	245,000	641,031
Shenzhou International Group Holdings Ltd	83,700	667,491
		2,562,590
TOTAL CONSUMER DISCRETIONARY		97,613,597
Consumer Staples - 0.2%
Beverages - 0.1%
China Resources Beer Holdings Co Ltd	161,500	542,048
Nongfu Spring Co Ltd H Shares (b)(c)	193,000	1,184,370
Tsingtao Brewery Co Ltd H Shares	64,000	405,361
		2,131,779
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (d)	620,000	517,453
JD Health International Inc (b)(c)(d)	108,850	881,295
		1,398,748
Food Products - 0.1%
China Feihe Ltd (b)(c)	398,000	197,673
China Mengniu Dairy Co Ltd	313,000	653,077
Tingyi Cayman Islands Holding Corp	198,000	300,595
Want Want China Holdings Ltd	472,000	285,178
Wilmar International Ltd	271,800	724,316
		2,160,839
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (b)(c)(e)	49,800	211,896
Hengan International Group Co Ltd	73,500	266,260
		478,156
Tobacco - 0.0%
Smoore International Holdings Ltd (b)(c)	193,000	279,663
TOTAL CONSUMER STAPLES		6,449,185
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	200,000	219,403
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	225,000	329,201
China Petroleum & Chemical Corp H Shares	2,542,000	1,750,613
China Shenhua Energy Co Ltd H Shares	357,500	1,968,696
PetroChina Co Ltd H Shares	2,234,000	2,653,770
Yankuang Energy Group Co Ltd H Shares	338,200	493,960
		7,196,240
TOTAL ENERGY		7,415,643
Financials - 1.3%
Banks - 0.8%
Agricultural Bank of China Ltd H Shares	3,243,000	2,270,735
Bank of China Ltd A Shares (China)	433,700	335,019
Bank of China Ltd H Shares	8,250,000	4,931,773
Bank of Communications Co Ltd A Shares (China)	83,500	79,515
Bank of Communications Co Ltd H Shares	2,174,000	1,870,084
BOC Hong Kong Holdings Ltd	381,000	2,011,295
China CITIC Bank Corp Ltd H Shares	956,000	890,885
China Construction Bank Corp H Shares	10,437,000	10,538,556
China Merchants Bank Co Ltd H Shares	349,500	2,141,175
China Minsheng Banking Corp Ltd H Shares	754,400	375,650
Industrial & Commercial Bank of China Ltd A Shares (China)	430,100	448,552
Industrial & Commercial Bank of China Ltd H Shares	7,859,000	6,528,963
Postal Savings Bank of China Co Ltd H Shares (b)(c)	1,037,000	676,988
		33,099,190
Capital Markets - 0.1%
China Galaxy Securities Co Ltd H Shares	386,000	519,799
China International Capital Corp Ltd H Shares (b)(c)	162,000	440,040
CITIC Securities Co Ltd H Shares	144,225	539,821
Guotai Haitong Securities Co Ltd H Shares (b)(c)	267,072	568,188
Huatai Securities Co Ltd H Shares (b)(c)	172,400	411,354
		2,479,202
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	10,773	167,520
Insurance - 0.4%
China Life Insurance Co Ltd H Shares	788,000	3,518,316
China Pacific Insurance Group Co Ltd H Shares	274,000	1,381,908
New China Life Insurance Co Ltd H Shares	103,400	841,140
People's Insurance Co Group of China Ltd/The H Shares	930,000	809,513
PICC Property & Casualty Co Ltd H Shares	732,000	1,517,016
Ping An Insurance Group Co of China Ltd H Shares	686,500	6,367,529
		14,435,422
TOTAL FINANCIALS		50,181,334
Health Care - 0.2%
Biotechnology - 0.1%
Akeso Inc (b)(c)(d)	73,000	1,031,630
Innovent Biologics Inc (b)(c)(d)	151,000	1,567,581
Zai Lab Ltd (d)	105,500	175,394
		2,774,605
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	242,800	155,400
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	143,200	382,742
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (d)	138,000	226,994
Wuxi Apptec Co Ltd H Shares (b)(c)	45,364	645,726
Wuxi Biologics Cayman Inc (b)(c)(d)	378,500	1,792,668
		2,665,388
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	843,760	1,036,866
Hansoh Pharmaceutical Group Co Ltd (b)(c)	122,000	602,808
Kangmei Pharmaceutical Co Ltd rights (d)(f)	713	0
Sino Biopharmaceutical Ltd	1,063,250	903,724
		2,543,398
TOTAL HEALTH CARE		8,521,533
Industrials - 0.3%
Air Freight & Logistics - 0.1%
J&T Global Express Ltd B Shares (d)	614,600	800,103
JD Logistics Inc (b)(c)(d)	230,900	330,740
ZTO Express Cayman Inc A Shares	43,953	970,489
		2,101,332
Building Products - 0.0%
Xinyi Glass Holdings Ltd	256,647	335,753
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	363,000	233,726
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	431,000	248,820
China State Construction International Holdings Ltd	192,000	230,535
		479,355
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	88,127	872,457
Industrial Conglomerates - 0.0%
CITIC Ltd	838,000	1,341,941
Machinery - 0.2%
Airtac International Group	15,278	551,780
CRRC Corp Ltd H Shares	474,000	351,916
Weichai Power Co Ltd H Shares	206,000	701,952
Yangzijiang Shipbuildling (Holdings) Ltd	282,400	741,464
Zhuzhou CRRC Times Electric Co Ltd H Shares	46,200	252,405
		2,599,517
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	268,550	470,953
SITC International Holdings Co Ltd	136,000	507,295
		978,248
Professional Services - 0.0%
Kanzhun Ltd ADR	39,724	735,688
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	133,219	268,242
TOTAL INDUSTRIALS		9,946,259
Information Technology - 0.4%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	78,500	335,621
ZTE Corp H Shares	79,200	287,314
		622,935
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	77,500	367,059
Kingboard Holdings Ltd	63,500	257,183
Sunny Optical Technology Group Co Ltd	70,300	563,329
		1,187,571
IT Services - 0.0%
Chinasoft International Ltd	240,000	154,837
GDS Holdings Ltd A Shares (d)	107,600	599,127
		753,964
Semiconductors & Semiconductor Equipment - 0.1%
GCL Technology Holdings Ltd (d)	2,319,000	320,595
Hua Hong Semiconductor Ltd (b)(c)(d)	72,000	1,073,720
Silergy Corp	34,000	302,138
Xinyi Solar Holdings Ltd	499,395	216,069
		1,912,522
Software - 0.0%
Kingdee International Software Group Co Ltd (d)	303,000	502,278
Technology Hardware, Storage & Peripherals - 0.3%
Lenovo Group Ltd	794,000	894,610
Xiaomi Corp B Shares (b)(c)(d)	1,826,800	8,269,138
		9,163,748
TOTAL INFORMATION TECHNOLOGY		14,143,018
Materials - 0.2%
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	124,000	393,964
China National Building Material Co Ltd H Shares	399,000	287,039
		681,003
Metals & Mining - 0.2%
Aluminum Corp of China Ltd H Shares	416,000	737,522
China Hongqiao Group Ltd	345,500	1,597,453
CMOC Group Ltd H Shares	384,000	1,097,129
Zhaojin Mining Industry Co Ltd H Shares	176,000	815,555
Zijin Mining Group Co Ltd H Shares	634,000	3,400,443
		7,648,102
TOTAL MATERIALS		8,329,105
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
China Overseas Land & Investment Ltd	406,000	729,668
China Resources Land Ltd	306,000	1,201,736
China Resources Mixc Lifestyle Services Ltd (b)(c)	61,000	361,685
Country Garden Services Holdings Co Ltd	230,000	190,191
Longfor Group Holdings Ltd (b)(c)	210,931	278,105
Wharf Holdings Ltd/The	100,000	323,089
TOTAL REAL ESTATE		3,084,474
Utilities - 0.0%
Gas Utilities - 0.0%
China Gas Holdings Ltd	322,600	319,623
China Resources Gas Group Ltd	96,100	264,480
ENN Energy Holdings Ltd	79,200	682,802
Kunlun Energy Co Ltd	394,000	403,477
		1,670,382
Independent Power and Renewable Electricity Producers - 0.0%
CGN Power Co Ltd H Shares (b)(c)	1,098,000	458,197
China Longyuan Power Group Corp Ltd H Shares	370,000	336,273
China Power International Development Ltd	445,805	186,035
China Resources Power Holdings Co Ltd	226,000	514,945
Huaneng Power International Inc H Shares	426,000	310,826
		1,806,276
TOTAL UTILITIES		3,476,658
TOTAL CHINA		274,818,575
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	28,515	644,056
Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	59,103	220,943
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	46,552	381,544
TOTAL COLOMBIA		1,246,543
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (d)	79,209	1,001,710
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	7,696	466,637
Moneta Money Bank AS (b)(c)	27,080	271,681
TOTAL FINANCIALS		738,318
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	17,053	980,833
TOTAL CZECH REPUBLIC		1,719,151
DENMARK - 1.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	8,418	680,083
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	9,608	1,300,820
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	69,751	3,559,318
Ringkjoebing Landbobank A/S	2,661	671,548
		4,230,866
Insurance - 0.0%
Tryg A/S	33,557	815,443
TOTAL FINANCIALS		5,046,309
Health Care - 0.7%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (d)	5,330	1,205,113
Genmab A/S (d)	6,810	2,218,599
Zealand Pharma A/S (d)	6,782	452,216
		3,875,928
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	12,764	1,088,067
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	337,410	20,035,152
TOTAL HEALTH CARE		24,999,147
Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	20,890	5,865,454
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	106,948	3,241,744
TOTAL INDUSTRIALS		9,107,198
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	36,590	2,239,997
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	49,080	1,103,070
TOTAL DENMARK		44,476,624
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	275,112	785,532
Commercial International Bank - Egypt (CIB) GDR (c)	10,526	27,894
		813,426
Capital Markets - 0.0%
EFG Holding S.A.E. (d)	124,245	76,194
Consumer Finance - 0.0%
U Consumer Finance	104,435	22,609
TOTAL FINANCIALS		912,229
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	108,919	200,733
TOTAL EGYPT		1,112,962
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	15,069	663,753
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	28,864	730,126
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	45,658	1,166,843
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp (Sweden)	365,954	7,062,306
Insurance - 0.1%
Sampo Oyj A Shares	264,311	2,947,680
TOTAL FINANCIALS		10,009,986
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	11,619	959,260
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	41,077	2,951,626
Konecranes Oyj A Shares	7,343	864,745
Metso Oyj	74,552	1,459,434
Valmet Oyj	15,467	530,396
Wartsila OYJ Abp	51,394	2,083,460
TOTAL INDUSTRIALS		7,889,661
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	554,924	3,574,217
Materials - 0.1%
Containers & Packaging - 0.0%
Huhtamaki Oyj	9,782	343,447
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	64,878	748,882
UPM-Kymmene Oyj	55,238	1,523,914
		2,272,796
TOTAL MATERIALS		2,616,243
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	46,602	1,100,098
TOTAL FINLAND		28,710,187
FRANCE - 4.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	194,375	3,613,439
Media - 0.1%
Publicis Groupe SA	24,015	2,400,258
TOTAL COMMUNICATION SERVICES		6,013,697
Consumer Discretionary - 0.8%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	75,252	2,794,531
Automobiles - 0.0%
Renault SA	19,805	748,410
Hotels, Restaurants & Leisure - 0.0%
Accor SA	22,636	1,230,496
Textiles, Apparel & Luxury Goods - 0.7%
Hermes International SCA	3,687	8,867,512
Kering SA	7,453	2,326,663
LVMH Moet Hennessy Louis Vuitton SE	26,997	17,423,990
		28,618,165
TOTAL CONSUMER DISCRETIONARY		33,391,602
Consumer Staples - 0.5%
Beverages - 0.0%
Pernod Ricard SA	21,199	1,886,628
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	58,840	963,751
Food Products - 0.1%
Danone SA	68,500	5,367,657
Personal Care Products - 0.4%
L'Oreal SA	24,335	11,180,460
TOTAL CONSUMER STAPLES		19,398,496
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	214,731	15,564,595
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	106,411	11,506,494
Credit Agricole SA	118,361	2,563,277
Societe Generale SA Series A	73,950	6,480,202
		20,549,973
Financial Services - 0.0%
Edenred SE	25,299	529,891
Insurance - 0.2%
AXA SA	177,419	8,090,154
TOTAL FINANCIALS		29,170,018
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	30,883	9,440,988
Industrials - 1.4%
Aerospace & Defense - 0.9%
Airbus SE	65,403	14,974,018
Safran SA	36,312	12,973,966
Thales SA	9,589	2,935,442
		30,883,426
Building Products - 0.1%
Cie de Saint-Gobain SA	48,768	4,813,671
Construction & Engineering - 0.3%
Bouygues SA	19,838	1,072,518
Eiffage SA	7,578	1,122,374
Vinci SA	53,425	7,681,699
		9,876,591
Electrical Equipment - 0.1%
Legrand SA	27,770	4,433,703
Professional Services - 0.0%
Bureau Veritas SA	37,402	1,201,464
TOTAL INDUSTRIALS		51,208,855
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	16,376	2,544,475
Software - 0.0%
Dassault Systemes SE	69,871	1,921,789
TOTAL INFORMATION TECHNOLOGY		4,466,264
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	61,300	11,479,188
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	12,929	1,425,260
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	185,789	5,546,998
Veolia Environnement SA	71,105	2,666,950
TOTAL UTILITIES		8,213,948
TOTAL FRANCE		189,772,911
GERMANY - 5.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	363,570	12,200,788
Interactive Media & Services - 0.0%
Scout24 SE (b)(c)	7,922	789,258
TOTAL COMMUNICATION SERVICES		12,990,046
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Aumovio SE	5,682	274,256
Continental AG	11,443	903,902
		1,178,158
Automobiles - 0.2%
Bayerische Motoren Werke AG	27,889	2,889,950
Mercedes-Benz Group AG	76,492	5,227,788
		8,117,738
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	23,007	663,785
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	19,079	3,382,775
TOTAL CONSUMER DISCRETIONARY		13,342,456
Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	10,592	874,361
Personal Care Products - 0.1%
Beiersdorf AG	9,589	1,143,770
TOTAL CONSUMER STAPLES		2,018,131
Financials - 1.2%
Banks - 0.1%
Commerzbank AG	105,036	4,319,058
Capital Markets - 0.3%
Deutsche Bank AG	206,164	8,137,738
Deutsche Boerse AG	19,949	5,051,593
		13,189,331
Insurance - 0.8%
Allianz SE	40,834	17,980,116
Hannover Rueck SE	6,381	1,806,215
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,821	8,376,585
		28,162,916
TOTAL FINANCIALS		45,671,305
Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (d)	10,476	1,191,645
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (b)(c)	30,996	1,547,119
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	21,967	988,933
Fresenius SE & Co KGaA	43,358	2,426,330
		3,415,263
Pharmaceuticals - 0.2%
Bayer AG	104,045	5,503,115
Merck KGaA	13,709	2,042,542
		7,545,657
TOTAL HEALTH CARE		13,699,684
Industrials - 1.6%
Aerospace & Defense - 0.3%
MTU Aero Engines AG	5,694	2,527,644
Rheinmetall AG	4,869	10,281,872
		12,809,516
Air Freight & Logistics - 0.1%
Deutsche Post AG	101,544	5,679,204
Electrical Equipment - 0.4%
Siemens Energy AG (d)	76,570	13,119,683
Industrial Conglomerates - 0.7%
Siemens AG	77,920	23,557,577
Machinery - 0.1%
Daimler Truck Holding AG	51,120	2,481,975
Gea Group Ag	15,064	1,078,509
Knorr-Bremse AG	6,918	807,315
		4,367,799
Trading Companies & Distributors - 0.0%
Brenntag SE	12,794	779,500
TOTAL INDUSTRIALS		60,313,279
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG	138,182	6,754,684
Software - 0.6%
Nemetschek SE	6,384	559,600
SAP SE	107,941	21,563,206
		22,122,806
TOTAL INFORMATION TECHNOLOGY		28,877,490
Materials - 0.3%
Chemicals - 0.2%
BASF SE	94,679	5,132,927
Symrise AG	14,168	1,192,763
		6,325,690
Construction Materials - 0.1%
Heidelberg Materials AG	13,584	3,720,261
TOTAL MATERIALS		10,045,951
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	8,003	576,770
Vonovia SE	89,455	2,619,179
TOTAL REAL ESTATE		3,195,949
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	70,786	4,490,659
Multi-Utilities - 0.1%
E.ON SE	235,121	4,978,988
TOTAL UTILITIES		9,469,647
TOTAL GERMANY		199,623,938
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (e)	3,111	93,952
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	19,897	371,934
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	18,078	364,289
Specialty Retail - 0.0%
FF Group (d)(f)	256	0
JUMBO SA	11,417	338,870
		338,870
TOTAL CONSUMER DISCRETIONARY		703,159
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	6,775	272,724
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	219,423	1,050,370
Eurobank SA	279,176	1,368,359
National Bank of Greece SA	88,576	1,565,980
Piraeus Bank SA	114,709	1,157,107
TOTAL FINANCIALS		5,141,816
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	7,552	297,557
Industrial Conglomerates - 0.0%
Metlen Energy & Metals PLC (Greece)	11,526	628,741
Marine Transportation - 0.0%
Star Bulk Carriers Corp	9,792	224,726
TOTAL INDUSTRIALS		1,151,024
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	18,695	442,316
TOTAL GREECE		8,082,973
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	10,257	625,985
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	375,000	561,629
PCCW Ltd	486,000	362,691
TOTAL COMMUNICATION SERVICES		924,320
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (b)(c)	821,766	965,657
Financials - 0.7%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR (d)	6,440	1,046,951
Hong Kong Exchanges & Clearing Ltd	126,249	6,960,248
		8,007,199
Insurance - 0.5%
AIA Group Ltd	1,112,400	12,834,296
Prudential PLC	270,326	4,440,171
		17,274,467
TOTAL FINANCIALS		25,281,666
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	174,891	774,149
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	38,000	366,764
Machinery - 0.1%
Techtronic Industries Co Ltd	152,000	2,072,170
Marine Transportation - 0.0%
Orient Overseas International Ltd	14,500	237,395
TOTAL INDUSTRIALS		3,450,478
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	33,000	438,896
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	208,745	1,224,878
Hang Lung Properties Ltd	186,000	224,759
Henderson Land Development Co Ltd	148,010	589,607
Hongkong Land Holdings Ltd (Singapore)	104,809	889,828
Sino Land Co Ltd	389,321	587,064
Sun Hung Kai Properties Ltd	163,500	2,630,785
Swire Properties Ltd	103,800	315,170
Wharf Real Estate Investment Co Ltd	175,000	608,863
		7,070,954
Retail REITs - 0.0%
Link REIT	276,782	1,272,642
TOTAL REAL ESTATE		8,343,596
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	65,000	534,587
CLP Holdings Ltd	167,000	1,580,837
Power Assets Holdings Ltd	145,500	1,129,603
		3,245,027
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	1,148,865	1,083,849
TOTAL UTILITIES		4,328,876
TOTAL HONG KONG		43,733,489
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	47,968	585,843
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	25,995	3,274,998
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	14,470	484,308
TOTAL HUNGARY		4,345,149
INDIA - 2.8%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	306,927	6,589,823
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Bajaj Auto Ltd	6,978	730,378
Mahindra & Mahindra Ltd	92,226	3,451,711
Maruti Suzuki India Ltd	13,969	2,224,065
Tata Motors Passenger Vehicles Limited	219,644	838,511
		7,244,665
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (d)	492,142	1,468,472
Specialty Retail - 0.0%
Trent Ltd	18,987	783,860
Textiles, Apparel & Luxury Goods - 0.0%
Titan Co Ltd	44,069	1,911,576
TOTAL CONSUMER DISCRETIONARY		11,408,573
Consumer Staples - 0.1%
Beverages - 0.0%
Varun Beverages Ltd	141,169	725,521
Food Products - 0.0%
Nestle India Ltd	74,839	1,087,481
Personal Care Products - 0.1%
Hindustan Unilever Ltd	94,500	2,445,618
Kwality Wall's India Ltd (f)	93,178	40,851
		2,486,469
Tobacco - 0.0%
ITC Ltd	354,219	1,244,483
TOTAL CONSUMER STAPLES		5,543,954
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Bharat Petroleum Corp Ltd	213,943	850,462
Coal India Ltd	240,811	1,157,518
Indian Oil Corp Ltd	407,394	725,271
Oil & Natural Gas Corp Ltd	445,615	1,307,093
Reliance Industries Ltd	713,573	10,859,159
TOTAL ENERGY		14,899,503
Financials - 1.0%
Banks - 0.8%
Axis Bank Ltd	242,032	3,617,256
HDFC Bank Ltd	1,204,438	12,206,077
ICICI Bank Ltd	561,985	8,311,656
Kotak Mahindra Bank Ltd	574,549	2,556,503
State Bank of India	194,476	2,284,553
		28,976,045
Consumer Finance - 0.1%
Bajaj Finance Ltd	301,826	3,060,755
Financial Services - 0.1%
Bajaj Finserv Ltd	41,097	875,150
Jio Financial Services Ltd	326,466	906,118
Power Finance Corp Ltd	149,364	617,938
REC Ltd	125,928	500,037
		2,899,243
TOTAL FINANCIALS		34,936,043
Industrials - 0.2%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	381,000	1,865,651
Hindustan Aeronautics Ltd (c)	19,481	981,422
		2,847,073
Construction & Engineering - 0.1%
Larsen & Toubro Ltd	70,364	3,017,563
Electrical Equipment - 0.0%
Suzlon Energy Ltd (d)	1,207,413	627,711
Machinery - 0.0%
Tata Motors Ltd /new (d)	214,326	1,071,700
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	29,762	655,781
Adani Enterprises Ltd	3,701	63,385
		719,166
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	77,752	1,203,921
TOTAL INDUSTRIALS		9,487,134
Information Technology - 0.3%
IT Services - 0.3%
HCL Technologies Ltd	111,418	2,060,335
Infosys Ltd	371,040	6,640,311
Tata Consultancy Services Ltd	106,593	3,631,490
Wipro Ltd	313,670	810,396
TOTAL INFORMATION TECHNOLOGY		13,142,532
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	48,248	1,277,735
Construction Materials - 0.0%
UltraTech Cement Ltd	12,672	1,754,295
Metals & Mining - 0.2%
Hindalco Industries Ltd	153,519	1,611,636
Tata Steel Ltd	774,985	1,632,309
Vedanta Ltd	191,815	1,425,737
		4,669,682
TOTAL MATERIALS		7,701,712
Utilities - 0.1%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	481,510	1,346,951
Tata Power Co Ltd/The	183,009	731,085
		2,078,036
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (d)	484,051	714,668
NTPC Ltd	493,821	1,917,250
		2,631,918
TOTAL UTILITIES		4,709,954
TOTAL INDIA		108,419,228
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	4,865,000	1,039,945
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	3,062,200	178,870
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	830,400	110,435
TOTAL COMMUNICATION SERVICES		1,329,250
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (d)	97,184,500	373,627
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	2,189,200	227,795
Food Products - 0.0%
Indofood CBP Sukses Makmur Tbk PT	222,700	105,677
Indofood Sukses Makmur Tbk PT	443,200	179,980
		285,657
TOTAL CONSUMER STAPLES		513,452
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	898,000	118,015
Bumi Resources Tbk PT (d)	18,035,500	278,112
United Tractors Tbk PT	150,900	235,081
TOTAL ENERGY		631,208
Financials - 0.1%
Banks - 0.1%
Bank Central Asia Tbk PT	5,842,000	2,581,284
Bank Mandiri Persero Tbk PT	3,962,500	1,140,195
Bank Negara Indonesia Persero Tbk PT	1,445,000	387,845
Bank Rakyat Indonesia Persero Tbk PT	7,187,410	1,631,571
		5,740,895
Capital Markets - 0.0%
Indokripto Koin Semesta Tbk PT	665,700	94,626
TOTAL FINANCIALS		5,835,521
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mitra Keluarga Karyasehat Tbk PT (c)	496,700	69,724
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	1,971,300	134,457
TOTAL HEALTH CARE		204,181
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	2,122,500	804,791
Jardine Matheson Holdings Ltd (Singapore)	21,935	1,596,210
TOTAL INDUSTRIALS		2,401,001
Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (d)	2,867,248	368,958
Metals & Mining - 0.1%
Amman Mineral Internasional PT (d)	1,445,400	649,868
Aneka Tambang Tbk	843,600	207,680
Bumi Resources Minerals Tbk PT (d)	8,938,500	567,161
Merdeka Copper Gold Tbk PT (d)	1,346,900	254,187
		1,678,896
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	237,100	129,112
TOTAL MATERIALS		2,176,966
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	1,064,800	134,798
TOTAL INDONESIA		13,600,004
IRELAND - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	17,177	1,522,985
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	225,976	2,531,283
Bank of Ireland Group PLC	100,700	2,046,509
TOTAL FINANCIALS		4,577,792
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	16,178	1,409,479
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	17,627	2,532,295
TOTAL INDUSTRIALS		3,941,774
TOTAL IRELAND		10,042,551
ISRAEL - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	289,993	746,863
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (d)	11,250	411,187
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	22,382	289,122
Food Products - 0.0%
Strauss Group Ltd	5,995	226,482
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (d)	3,973	130,473
TOTAL CONSUMER STAPLES		646,077
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	955	268,693
Paz Retail And Energy Ltd	967	236,473
TOTAL ENERGY		505,166
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	135,665	3,364,434
Bank Leumi Le-Israel BM	153,247	3,694,659
First International Bank of Israel Ltd	5,264	448,679
Israel Discount Bank Ltd Class A	123,397	1,459,036
Mizrahi Tefahot Bank Ltd	15,439	1,212,347
		10,179,155
Capital Markets - 0.0%
Plus500 Ltd	7,288	418,248
Consumer Finance - 0.0%
Isracard Ltd	21,450	102,003
Insurance - 0.0%
Clal Insurance Enterprises Holdings Ltd	6,732	492,360
Harel Insurance Investments & Financial Services Ltd	11,719	539,513
Menora Mivtachim Holdings Ltd	2,263	291,668
Phoenix Financial Ltd	23,890	1,163,806
		2,487,347
TOTAL FINANCIALS		13,186,753
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (d)	121,671	4,146,548
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	2,820	1,999,697
Construction & Engineering - 0.0%
Electra Ltd/Israel	3,980	138,160
Machinery - 0.0%
Kornit Digital Ltd (d)	4,502	58,301
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd (e)	12,345	271,960
TOTAL INDUSTRIALS		2,468,118
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	6,780	610,050
IT Services - 0.0%
Wix.com Ltd (d)	5,831	506,364
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (Israel) (d)	3,063	472,546
Nova Ltd (Israel) (d)	3,304	1,641,527
Tower Semiconductor Ltd (d)	11,760	1,598,782
		3,712,855
Software - 0.1%
Cellebrite DI Ltd (d)	12,712	186,994
Check Point Software Technologies Ltd (d)	8,893	1,596,382
Nice Ltd (d)	6,366	680,007
		2,463,383
TOTAL INFORMATION TECHNOLOGY		7,292,652
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	74,259	404,398
Israel Corp Ltd Class A1	392	117,411
TOTAL MATERIALS		521,809
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	19,777	173,930
Real Estate Management & Development - 0.1%
Airport City Ltd (d)	5,556	103,800
Alony Hetz Properties & Investments Ltd	16,067	212,575
Amot Investments Ltd	24,792	192,680
Azrieli Group Ltd	3,768	507,522
Big Shopping Centers Ltd	1,706	411,578
Melisron Ltd	2,442	321,435
Mivne Real Estate KD Ltd	60,681	284,254
		2,033,844
TOTAL REAL ESTATE		2,207,774
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (d)	13,258	753,225
OPC Energy Ltd (d)	15,290	417,563
TOTAL UTILITIES		1,170,788
TOTAL ISRAEL		33,303,735
ITALY - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (b)(c)	32,945	290,542
Telecom Italia SpA/Milano (d)	1,224,386	827,256
TOTAL COMMUNICATION SERVICES		1,117,798
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Ferrari NV (Italy)	12,944	4,308,362
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA	3,627	346,521
Moncler SpA	23,598	1,370,902
Prada Spa	53,300	273,183
		1,990,606
TOTAL CONSUMER DISCRETIONARY		6,298,968
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	59,292	420,566
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	219,294	4,482,179
Financials - 1.1%
Banks - 0.9%
Banca Monte dei Paschi di Siena SpA	228,637	2,367,044
Banca Popolare di Sondrio SPA	9,334	190,468
Banco BPM SpA	160,481	2,400,654
BPER Banca SPA	147,521	2,073,013
FinecoBank Banca Fineco SpA	64,834	1,717,619
Intesa Sanpaolo SpA	1,620,745	11,473,889
UniCredit SpA	164,824	14,363,762
		34,586,449
Capital Markets - 0.0%
Azimut Holding SpA	11,561	486,760
Financial Services - 0.1%
Banca Mediolanum SpA	22,537	527,873
Nexi SpA (b)(c)	61,421	262,463
Poste Italiane SpA (b)(c)	48,496	1,276,162
		2,066,498
Insurance - 0.1%
Generali	111,438	4,542,679
Unipol Assicurazioni SpA	47,746	1,062,585
		5,605,264
TOTAL FINANCIALS		42,744,971
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	11,798	648,054
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	42,240	2,822,757
Electrical Equipment - 0.1%
Prysmian SpA	31,400	3,738,748
Machinery - 0.0%
Interpump Group SpA	8,583	497,298
Passenger Airlines - 0.0%
Ryanair Holdings PLC	55,965	1,899,416
TOTAL INDUSTRIALS		8,958,219
Information Technology - 0.0%
IT Services - 0.0%
Reply SpA	2,409	315,248
Utilities - 0.4%
Electric Utilities - 0.3%
Enel SpA	815,857	9,014,047
Terna - Rete Elettrica Nazionale	148,618	1,607,675
		10,621,722
Gas Utilities - 0.1%
Italgas SpA	65,404	783,794
Snam SpA	214,359	1,473,217
		2,257,011
Multi-Utilities - 0.0%
A2A SpA	165,435	498,286
Hera SpA	85,929	424,332
		922,618
TOTAL UTILITIES		13,801,351
TOTAL ITALY		78,787,354
JAPAN - 16.0%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	14,400	231,967
NTT Inc	3,163,700	3,179,139
		3,411,106
Entertainment - 0.3%
Capcom Co Ltd	35,700	909,955
Konami Group Corp	10,800	1,568,080
Nexon Co Ltd	42,800	1,018,560
Nintendo Co Ltd	123,800	7,666,384
Square Enix Holdings Co Ltd	28,100	485,522
Toho Co Ltd/Tokyo	12,900	656,586
		12,305,087
Interactive Media & Services - 0.0%
Kakaku.com Inc	12,900	175,878
LY Corp	264,900	678,256
		854,134
Media - 0.0%
CyberAgent Inc	45,000	407,227
Dentsu Group Inc (d)	23,600	456,340
Hakuhodo DY Holdings Inc	30,100	224,641
Kadokawa Corp	13,300	280,850
		1,369,058
Wireless Telecommunication Services - 0.6%
KDDI Corp	296,700	5,009,476
SoftBank Corp	3,035,900	4,126,575
SoftBank Group Corp	411,300	11,231,528
		20,367,579
TOTAL COMMUNICATION SERVICES		38,306,964
Consumer Discretionary - 2.6%
Automobile Components - 0.4%
Aisin Corp	59,700	1,066,044
Bridgestone Corp	124,000	2,791,768
Denso Corp	207,000	2,872,076
JTEKT Corp	24,400	286,869
Koito Manufacturing Co Ltd	23,300	363,667
NHK Spring Co Ltd	19,100	346,308
Nifco Inc/Japan	8,800	273,166
Niterra Co Ltd	17,400	759,029
Stanley Electric Co Ltd	13,100	257,751
Sumitomo Electric Industries Ltd	84,100	3,653,970
Sumitomo Rubber Industries Ltd	19,800	318,571
Toyo Tire Corp	12,800	343,820
Yokohama Rubber Co Ltd/The	15,400	606,009
		13,939,048
Automobiles - 1.0%
Honda Motor Co Ltd	431,000	4,334,799
Isuzu Motors Ltd	58,500	939,342
Mazda Motor Corp	63,600	487,603
Mitsubishi Motors Corp	78,000	191,321
Nissan Motor Co Ltd (d)	249,100	607,147
Subaru Corp	61,600	1,322,439
Suzuki Motor Corp	208,200	2,833,893
Toyota Motor Corp	1,254,200	28,427,079
Yamaha Motor Co Ltd	109,700	824,735
		39,968,358
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	36,600	585,444
J Front Retailing Co Ltd	28,200	410,627
Pan Pacific International Holdings Corp	283,950	1,681,139
Rakuten Group Inc (d)	162,400	970,664
Ryohin Keikaku Co Ltd	59,600	1,186,531
Takashimaya Co Ltd	33,300	415,282
		5,249,687
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	12,100	662,310
McDonald's Holdings Co Japan Ltd	8,900	385,881
Oriental Land Co Ltd/Japan	127,900	2,239,070
Skylark Holdings Co Ltd	23,600	480,204
Zensho Holdings Co Ltd	9,800	530,464
		4,297,929
Household Durables - 0.6%
Casio Computer Co Ltd	22,400	218,268
Haseko Corp	21,700	443,787
Iida Group Holdings Co Ltd	17,700	291,531
Nikon Corp	32,500	407,510
Open House Group Co Ltd	6,000	352,572
Panasonic Holdings Corp	260,200	3,567,524
Rinnai Corp	11,500	301,619
Sekisui House Ltd (e)	71,200	1,581,711
Sharp Corp/Japan (d)	28,100	127,408
Sony Group Corp	651,300	14,359,803
Sumitomo Forestry Co Ltd	66,200	716,283
		22,368,016
Leisure Products - 0.1%
Bandai Namco Holdings Inc	69,400	1,798,230
Sankyo Co Ltd	21,900	341,816
Sega Sammy Holdings Inc	16,200	253,374
Shimano Inc	8,500	968,894
Yamaha Corp	50,300	363,534
		3,725,848
Specialty Retail - 0.3%
Fast Retailing Co Ltd	22,200	8,434,738
Nitori Holdings Co Ltd	45,500	777,776
Sanrio Co Ltd	22,100	679,022
Shimamura Co Ltd	5,000	335,196
USS Co Ltd	43,000	474,289
Yamada Holdings Co Ltd	64,700	226,634
ZOZO Inc	44,500	366,904
		11,294,559
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	77,833	1,868,374
Goldwin Inc	13,200	219,801
		2,088,175
TOTAL CONSUMER DISCRETIONARY		102,931,620
Consumer Staples - 0.8%
Beverages - 0.1%
Asahi Group Holdings Ltd	161,300	1,680,643
Coca-Cola Bottlers Japan Holdings Inc	14,800	328,017
Kirin Holdings Co Ltd	86,100	1,330,778
Sapporo Holdings Ltd	42,200	446,923
Suntory Beverage & Food Ltd	13,000	409,337
		4,195,698
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd (e)	294,900	4,030,199
Cosmos Pharmaceutical Corp	4,800	215,405
Kobe Bussan Co Ltd	15,400	378,631
MatsukiyoCocokara & Co	40,200	643,678
Seven & i Holdings Co Ltd	254,400	3,643,162
Sugi Holdings Co Ltd	11,700	269,064
Sundrug Co Ltd	7,200	191,677
Tsuruha Holdings Inc	30,600	487,591
		9,859,407
Food Products - 0.2%
Ajinomoto Co Inc	98,100	2,231,274
Calbee Inc	10,400	202,678
Ezaki Glico Co Ltd	6,000	214,513
Kagome Co Ltd	9,800	173,001
Kewpie Corp	12,100	338,934
Kikkoman Corp	101,400	911,067
MEIJI Holdings Co Ltd	28,100	657,833
NH Foods Ltd	10,600	477,260
Nichirei Corp	27,000	333,575
Nisshin Seifun Group Inc	26,900	341,378
Nissin Foods Holdings Co Ltd	24,300	491,464
Toyo Suisan Kaisha Ltd	10,600	755,479
Yakult Honsha Co Ltd	30,300	487,901
Yamazaki Baking Co Ltd	16,100	339,561
		7,955,918
Household Products - 0.0%
Lion Corp	31,000	331,914
Unicharm Corp	138,000	837,666
		1,169,580
Personal Care Products - 0.1%
Kao Corp	49,600	1,984,124
Kobayashi Pharmaceutical Co Ltd	6,000	209,628
Kose Holdings Corp	4,000	142,388
Rohto Pharmaceutical Co Ltd	23,300	385,121
Shiseido Co Ltd	42,000	713,479
		3,434,740
Tobacco - 0.1%
Japan Tobacco Inc	116,600	4,214,122
TOTAL CONSUMER STAPLES		30,829,465
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cosmo Energy Holdings Co Ltd	13,500	402,488
ENEOS Holdings Inc	287,100	2,408,887
Idemitsu Kosan Co Ltd	91,630	773,550
Inpex Corp	97,300	2,164,667
Iwatani Corp	21,400	252,981
TOTAL ENERGY		6,002,573
Financials - 2.6%
Banks - 1.7%
Aozora Bank Ltd	14,200	229,571
Chiba Bank Ltd/The	74,400	1,001,871
Fukuoka Financial Group Inc	20,000	723,830
Gunma Bank Ltd/The	38,700	485,000
Hachijuni Nagano Bank Ltd	48,000	597,054
Iyogin Holdings Inc	30,400	563,960
Japan Post Bank Co Ltd	189,461	3,354,375
Kyoto Financial Group Inc	32,300	777,863
Kyushu Financial Group Inc	44,000	328,522
Mebuki Financial Group Inc	99,300	746,547
Mitsubishi UFJ Financial Group Inc	1,277,600	23,137,808
Mizuho Financial Group Inc	263,610	11,445,403
Rakuten Bank Ltd (d)	9,400	447,284
Resona Holdings Inc	244,600	2,852,069
Shizuoka Financial Group Inc	51,200	833,042
Sumitomo Mitsui Financial Group Inc	408,400	14,371,780
Sumitomo Mitsui Trust Group Inc	74,900	2,501,570
Yamaguchi Financial Group Inc	22,500	357,069
Yokohama Financial Group Inc	121,700	1,104,076
		65,858,694
Capital Markets - 0.2%
Daiwa Securities Group Inc	148,400	1,441,712
Japan Exchange Group Inc	109,700	1,197,071
Nomura Holdings Inc	312,000	2,827,450
SBI Holdings Inc	57,500	1,294,456
		6,760,689
Consumer Finance - 0.0%
Credit Saison Co Ltd	15,800	423,790
Marui Group Co Ltd	19,200	375,415
		799,205
Financial Services - 0.1%
GMO Payment Gateway Inc	4,700	271,383
Mitsubishi HC Capital Inc	105,200	916,999
ORIX Corp	123,500	3,763,712
Sony Financial Group Inc (d)	601,600	604,477
Tokyo Century Corp	19,400	269,577
Zenkoku Hosho Co Ltd	10,600	210,479
		6,036,627
Insurance - 0.6%
Dai-ichi Life Holdings Inc	392,100	3,426,695
Japan Post Holdings Co Ltd	182,900	2,191,704
Japan Post Insurance Co Ltd	18,700	576,973
MS&AD Insurance Group Holdings Inc	138,000	3,515,907
Sompo Holdings Inc	99,000	3,413,968
T&D Holdings Inc	53,700	1,319,599
Tokio Marine Holdings Inc	204,800	7,633,418
		22,078,264
TOTAL FINANCIALS		101,533,479
Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	25,700	426,783
Hoya Corp	36,300	6,067,983
Nihon Kohden Corp	17,900	198,131
Olympus Corp	120,800	1,437,017
Sysmex Corp	50,000	473,113
Terumo Corp	156,900	2,052,450
		10,655,477
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	18,400	295,927
Medipal Holdings Corp	21,500	388,850
Suzuken Co Ltd/Aichi Japan	6,500	261,579
		946,356
Health Care Technology - 0.0%
M3 Inc	45,330	559,329
Pharmaceuticals - 0.6%
Astellas Pharma Inc	192,000	2,670,700
Chugai Pharmaceutical Co Ltd	67,600	3,861,361
Daiichi Sankyo Co Ltd	200,800	3,678,582
Eisai Co Ltd	31,200	869,838
Hisamitsu Pharmaceutical Co Inc	7,100	291,873
Kyowa Kirin Co Ltd	25,300	409,433
Nippon Shinyaku Co Ltd	6,600	219,972
Ono Pharmaceutical Co Ltd	50,200	746,869
Otsuka Holdings Co Ltd	54,700	3,266,236
Santen Pharmaceutical Co Ltd	36,900	414,398
Shionogi & Co Ltd	85,200	1,754,199
Takeda Pharmaceutical Co Ltd	168,577	5,738,313
Tsumura & Co	6,600	174,126
		24,095,900
TOTAL HEALTH CARE		36,257,062
Industrials - 4.2%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	25,000	566,523
Sankyu Inc	5,200	309,023
SG Holdings Co Ltd	49,300	474,651
Yamato Holdings Co Ltd	30,600	399,504
		1,749,701
Building Products - 0.2%
Agc Inc	23,300	858,017
Daikin Industries Ltd	31,100	3,726,725
Lixil Corp	31,800	364,211
Sanwa Holdings Corp	23,400	529,207
TOTO Ltd	15,700	493,136
		5,971,296
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	38,400	297,131
Dai Nippon Printing Co Ltd	45,600	815,443
Kokuyo Co Ltd	42,200	246,694
Park24 Co Ltd	14,300	199,078
Secom Co Ltd	43,200	1,582,572
TOPPAN Holdings Inc	28,500	877,320
		4,018,238
Construction & Engineering - 0.2%
COMSYS Holdings Corp	12,000	373,740
EXEO Group Inc	20,500	341,821
JGC Holdings Corp	25,000	349,331
Kajima Corp	47,500	1,933,640
Kinden Corp	12,100	534,633
Obayashi Corp	69,600	1,568,204
Shimizu Corp	57,200	1,012,162
Taisei Corp	17,500	1,740,275
		7,853,806
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	15,800	1,122,008
Fujikura Ltd	29,100	3,679,807
Mabuchi Motor Co Ltd	22,000	205,983
Mitsubishi Electric Corp	223,600	6,978,471
NIDEC CORP	111,300	1,592,120
		13,578,389
Ground Transportation - 0.3%
Central Japan Railway Co	102,600	2,855,377
East Japan Railway Co	120,200	3,023,641
Hankyu Hanshin Holdings Inc	25,200	702,786
Keikyu Corp	26,700	262,238
Keio Corp	11,900	296,577
Keisei Electric Railway Co Ltd	51,300	404,738
Kintetsu Group Holdings Co Ltd	19,900	412,376
Kyushu Railway Co	16,000	407,961
Nagoya Railroad Co Ltd	20,700	231,063
Nankai Electric Railway Co Ltd	12,000	221,802
Odakyu Electric Railway Co Ltd	36,200	387,590
Seibu Holdings Inc	27,400	725,013
Seino Holdings Co Ltd	13,800	214,722
Tobu Railway Co Ltd	20,900	368,275
Tokyo Metro Co Ltd (e)	28,800	307,521
Tokyu Corp	61,000	688,004
West Japan Railway Co	48,400	987,953
		12,497,637
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	2,500	686,708
Hitachi Ltd	485,200	16,836,506
Keihan Holdings Co Ltd	10,300	228,549
Sekisui Chemical Co Ltd	42,400	748,767
		18,500,530
Machinery - 1.0%
Amada Co Ltd	35,200	450,235
Daifuku Co Ltd	40,300	1,442,113
DMG Mori Co Ltd	14,300	251,331
Ebara Corp	44,600	1,341,804
FANUC Corp	97,900	3,931,135
Hitachi Construction Machinery Co Ltd	12,500	407,970
Hoshizaki Corp	11,400	375,016
IHI Corp	114,700	2,644,415
Japan Steel Works Ltd/The	7,900	435,684
Kawasaki Heavy Industries Ltd	17,800	1,480,841
Komatsu Ltd	100,700	3,854,315
Kubota Corp	107,500	1,645,911
Kurita Water Industries Ltd	11,400	568,158
Makita Corp	29,300	1,013,080
MINEBEA MITSUMI Inc	42,900	869,033
MISUMI Group Inc	30,700	506,245
Mitsubishi Heavy Industries Ltd	357,200	10,517,375
Miura Co Ltd	11,700	240,109
Nabtesco Corp	12,800	345,805
NGK Insulators Ltd	26,600	634,062
NSK Ltd	48,000	333,109
SMC Corp	6,300	2,449,260
Sumitomo Heavy Industries Ltd	13,000	404,549
THK Co Ltd	11,800	350,432
Toyota Industries Corp	22,000	2,808,284
Yaskawa Electric Corp	28,400	901,951
		40,202,222
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	67,000	964,997
Mitsui OSK Lines Ltd	38,800	1,213,189
Nippon Yusen KK	46,100	1,515,072
		3,693,258
Passenger Airlines - 0.0%
ANA Holdings Inc	16,400	318,441
Japan Airlines Co Ltd	14,700	277,786
		596,227
Professional Services - 0.2%
BayCurrent Inc	14,000	492,207
Persol Holdings Co Ltd	193,600	338,262
Recruit Holdings Co Ltd	165,600	8,722,779
		9,553,248
Trading Companies & Distributors - 1.3%
ITOCHU Corp	747,200	9,566,083
Marubeni Corp	175,900	5,813,702
Mitsubishi Corp	426,700	11,335,860
Mitsui & Co Ltd	307,800	10,014,042
MonotaRO Co Ltd	26,500	357,457
Nagase & Co Ltd	11,800	305,827
Sojitz Corp	22,600	821,871
Sumitomo Corp	128,400	5,214,207
Toyota Tsusho Corp	75,500	2,734,899
		46,163,948
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	9,700	302,859
Kamigumi Co Ltd	9,500	331,911
Mitsubishi Logistics Corp	33,900	289,034
		923,804
TOTAL INDUSTRIALS		165,302,304
Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 0.6%
Alps Alpine Co Ltd	16,300	212,176
Azbil Corp	50,700	441,283
Dexerials Corp	18,100	314,434
Hamamatsu Photonics KK	29,800	329,656
Hirose Electric Co Ltd	3,200	342,931
Horiba Ltd	4,400	520,716
Ibiden Co Ltd	29,900	1,589,862
Jeol Ltd	5,700	228,648
Keyence Corp	21,100	7,695,037
Kyocera Corp	149,000	2,222,099
Murata Manufacturing Co Ltd	195,600	3,973,723
Omron Corp	20,700	523,920
Shimadzu Corp	28,900	777,589
Taiyo Yuden Co Ltd	13,700	286,907
TDK Corp	206,380	2,662,969
Yokogawa Electric Corp	25,700	851,574
		22,973,524
IT Services - 0.3%
BIPROGY Inc	8,000	265,030
Fujitsu Ltd	184,200	5,118,141
NEC Corp	144,400	4,861,230
Nomura Research Institute Ltd	46,300	1,406,412
Obic Co Ltd	35,000	971,795
Otsuka Corp	24,200	478,808
TIS Inc	21,500	624,884
		13,726,300
Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp	81,100	13,365,570
Disco Corp	10,000	4,262,506
Lasertec Corp	8,500	1,952,769
Renesas Electronics Corp	198,100	3,293,503
Rohm Co Ltd	36,500	635,377
SCREEN Holdings Co Ltd	10,100	1,283,058
Socionext Inc	18,900	251,760
SUMCO Corp	37,200	387,961
Tokyo Electron Ltd	49,900	13,296,308
Tokyo Seimitsu Co Ltd	4,200	378,586
Ulvac Inc	4,800	257,431
		39,364,829
Software - 0.0%
Oracle Corp Japan	3,500	236,559
Trend Micro Inc/Japan	13,100	512,116
		748,675
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	27,500	558,316
Canon Inc	96,200	2,912,232
FUJIFILM Holdings Corp	131,800	2,632,739
Konica Minolta Inc	51,000	221,222
Ricoh Co Ltd	60,100	528,923
Seiko Epson Corp	33,200	424,225
		7,277,657
TOTAL INFORMATION TECHNOLOGY		84,090,985
Materials - 0.8%
Chemicals - 0.6%
ADEKA Corp	10,900	322,929
Air Water Inc	23,900	362,067
Asahi Kasei Corp	145,600	1,410,747
Daicel Corp	25,200	237,003
DIC Corp	8,400	205,169
Kaneka Corp	7,000	211,728
Kansai Paint Co Ltd	15,600	248,626
Kuraray Co Ltd	33,600	361,597
Mitsubishi Chemical Group Corp	144,700	953,696
Mitsubishi Gas Chemical Co Inc	20,800	411,672
Mitsui Chemicals Inc	40,600	591,843
Nippon Paint Holdings Co Ltd	111,700	739,446
Nippon Sanso Holdings Corp	22,400	678,542
Nissan Chemical Corp	14,400	495,291
Nitto Denko Corp	72,300	1,600,542
NOF Corp	25,500	491,266
Resonac Holdings Corp	19,400	1,121,931
Shin-Etsu Chemical Co Ltd	210,300	6,915,629
Sumitomo Chemical Co Ltd	172,600	524,179
Teijin Ltd	19,000	183,481
Tokyo Ohka Kogyo Co Ltd	12,500	587,765
Toray Industries Inc	174,200	1,281,511
Tosoh Corp	34,000	553,851
Zeon Corp	20,900	254,768
		20,745,279
Construction Materials - 0.0%
Taiheiyo Cement Corp	12,000	328,690
Containers & Packaging - 0.0%
Toyo Seikan Group Holdings Ltd	12,200	305,472
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	6,100	363,178
JFE Holdings Inc	67,800	913,872
JX Advanced Metals Corp	56,400	924,390
Kobe Steel Ltd	41,500	597,052
Maruichi Steel Tube Ltd	21,500	212,971
Mitsubishi Materials Corp	13,900	399,504
Nippon Steel Corp	569,900	2,374,803
Sumitomo Metal Mining Co Ltd	29,000	1,638,744
Yamato Kogyo Co Ltd	4,600	331,714
		7,756,228
Paper & Forest Products - 0.0%
Oji Holdings Corp	94,500	558,842
TOTAL MATERIALS		29,694,511
Real Estate - 0.6%
Diversified REITs - 0.1%
Activia Properties Inc	225	210,083
Daiwa House REIT Investment Corp	472	411,124
KDX Realty Investment Corp	425	459,437
Nomura Real Estate Master Fund Inc	455	491,281
Sekisui House Reit Inc	457	268,129
United Urban Investment Corp	316	364,882
		2,204,936
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	795	335,959
Japan Hotel REIT Investment Corp	531	285,126
		621,085
Industrial REITs - 0.0%
GLP J-REIT	507	465,853
Industrial & Infrastructure Fund Investment Corp	275	266,186
Japan Logistics Fund Inc	293	191,408
LaSalle Logiport REIT	192	194,779
Mitsui Fudosan Logistics Park Inc	334	249,054
		1,367,280
Office REITs - 0.1%
Japan Prime Realty Investment Corp	428	290,108
Japan Real Estate Investment Corp	750	604,807
Nippon Building Fund Inc	907	841,009
Orix JREIT Inc	566	378,894
		2,114,818
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	32,000	649,518
Daiwa House Industry Co Ltd	64,600	2,195,632
Hulic Co Ltd	70,900	842,499
Mitsubishi Estate Co Ltd	132,700	3,378,379
Mitsui Fudosan Co Ltd	295,400	3,373,737
Nomura Real Estate Holdings Inc	55,700	369,270
Sumitomo Realty & Development Co Ltd	99,400	2,758,613
Tokyo Tatemono Co Ltd	22,100	518,228
Tokyu Fudosan Holdings Corp	61,700	568,720
		14,654,596
Residential REITs - 0.0%
Advance Residence Investment Corp	307	333,264
Mitsui Fudosan Accommodations Fund Inc	269	240,390
		573,654
Retail REITs - 0.0%
Japan Metropolitan Fund Invest	750	589,784
TOTAL REAL ESTATE		22,126,153
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	80,600	1,171,295
Chugoku Electric Power Co Inc/The	32,400	206,781
Kansai Electric Power Co Inc/The	108,800	1,735,064
Kyushu Electric Power Co Inc	49,400	549,829
Tohoku Electric Power Co Inc	53,500	385,797
Tokyo Electric Power Co Holdings Inc (d)	80,600	302,536
		4,351,302
Gas Utilities - 0.1%
Osaka Gas Co Ltd	41,800	1,564,934
Toho Gas Co Ltd	9,000	297,460
Tokyo Gas Co Ltd	33,800	1,495,185
		3,357,579
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	17,300	367,105
TOTAL UTILITIES		8,075,986
TOTAL JAPAN		625,151,102
KOREA (SOUTH) - 4.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	22,913	252,706
Entertainment - 0.0%
HYBE Co Ltd	2,353	606,607
JYP Entertainment Corp (d)	2,717	138,216
Krafton Inc (d)	3,101	542,936
NCSoft Corp	1,541	249,091
Netmarble Corp (b)(c)(d)	2,693	98,013
Pearl Abyss Corp (d)	3,822	150,695
SM Entertainment Co Ltd	1,253	100,190
		1,885,748
Interactive Media & Services - 0.2%
Kakao Corp	32,525	1,376,572
NAVER Corp	14,998	2,843,018
		4,219,590
Media - 0.0%
Cheil Worldwide Inc	8,035	121,572
TOTAL COMMUNICATION SERVICES		6,479,616
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	7,639	334,367
HL Mando Co Ltd	3,276	144,071
Hyundai Mobis Co Ltd	6,333	1,960,060
		2,438,498
Automobiles - 0.2%
Hyundai Motor Co	13,917	4,796,551
Kia Corp	25,886	2,722,907
		7,519,458
Broadline Retail - 0.0%
Shinsegae Inc	645	142,051
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	22,911	638,970
Hanjin Kal Corp (d)	3,004	233,780
Kangwon Land Inc	12,302	147,889
		1,020,639
Household Durables - 0.0%
Coway Co Ltd (d)	5,624	323,314
LG Electronics Inc	10,909	745,199
		1,068,513
Specialty Retail - 0.0%
Hotel Shilla Co Ltd (d)	3,157	100,538
Textiles, Apparel & Luxury Goods - 0.0%
Misto Holdings Corp	3,726	120,584
Youngone Corp	2,042	127,948
		248,532
TOTAL CONSUMER DISCRETIONARY		12,538,229
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
E-MART Inc	1,862	116,798
Food Products - 0.0%
CJ CheilJedang Corp	824	121,266
NongShim Co Ltd (d)	295	82,863
Orion Corp/Republic of Korea	2,425	196,410
Samyang Foods Co Ltd	441	358,702
		759,241
Personal Care Products - 0.0%
Amorepacific Corp	2,431	232,589
Cosmax Inc (d)	842	117,530
LG H&H Co Ltd	789	142,764
		492,883
Tobacco - 0.0%
KT&G Corp	10,663	1,131,179
TOTAL CONSUMER STAPLES		2,500,101
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	4,711	759,875
S-Oil Corp (d)	4,388	320,314
SK Innovation Co Ltd	7,530	581,335
TOTAL ENERGY		1,661,524
Financials - 0.5%
Banks - 0.3%
BNK Financial Group Inc	30,893	353,707
Hana Financial Group Inc	29,659	2,046,463
iM Financial Group Co Ltd	14,338	153,191
Industrial Bank of Korea	27,191	415,157
JB Financial Group Co Ltd	11,629	201,602
KakaoBank Corp	36,377	574,217
KB Financial Group Inc	37,683	3,499,553
Shinhan Financial Group Co Ltd	49,104	2,847,408
Woori Financial Group Inc	72,083	1,503,044
		11,594,342
Capital Markets - 0.1%
KIWOOM Securities Co Ltd	1,407	430,131
Korea Investment Holdings Co Ltd	4,303	639,194
Mirae Asset Securities Co Ltd	21,297	627,578
NH Investment & Securities Co Ltd	16,340	304,672
Samsung Securities Co Ltd	6,599	412,116
		2,413,691
Consumer Finance - 0.0%
Samsung Card Co Ltd	2,422	94,828
Financial Services - 0.0%
Meritz Financial Group Inc	8,157	655,605
Insurance - 0.1%
DB Insurance Co Ltd	4,533	445,573
Hyundai Marine & Fire Insurance Co Ltd (d)	5,916	114,794
Samsung Fire & Marine Insurance Co Ltd	3,524	1,216,990
Samsung Life Insurance Co Ltd	11,267	1,462,420
		3,239,777
TOTAL FINANCIALS		17,998,243
Health Care - 0.2%
Biotechnology - 0.1%
Alteogen Inc (d)	4,548	1,294,744
Celltrion Inc	16,674	2,413,640
Hugel Inc (d)	555	105,780
PharmaResearch Co Ltd	628	204,971
Samsung Episholdings Co Ltd	674	281,544
SK Bioscience Co Ltd (d)	2,925	102,223
		4,402,902
Health Care Equipment & Supplies - 0.0%
HLB Inc (d)	12,954	495,576
Health Care Providers & Services - 0.0%
Hanmi Science Co ltd (d)	2,552	74,762
Life Sciences Tools & Services - 0.1%
LigaChem Biosciences Inc (d)	2,674	374,172
Peptron Inc (d)	2,241	471,918
Samsung Biologics Co Ltd (b)(c)(d)	1,277	1,536,030
		2,382,120
Pharmaceuticals - 0.0%
Celltrion Pharm Inc	1,973	99,416
Hanall Biopharma Co Ltd (d)	3,811	135,288
Hanmi Pharm Co Ltd (d)	682	227,532
Sam Chun Dang Pharm Co Ltd (d)	1,517	502,449
SK Biopharmaceuticals Co Ltd (d)	2,895	235,475
Yuhan Corp (d)	6,368	474,068
		1,674,228
TOTAL HEALTH CARE		9,029,588
Industrials - 0.9%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	3,497	3,133,664
Hanwha Systems Co Ltd (d)	7,784	505,437
Korea Aerospace Industries Ltd	7,574	878,664
LIG Nex1 Co Ltd (d)	1,427	473,624
		4,991,389
Air Freight & Logistics - 0.0%
Cj Logistics Corp	1,062	75,986
Hyundai Glovis Co Ltd	4,657	776,846
		852,832
Commercial Services & Supplies - 0.0%
S-1 Corp	2,020	110,835
Construction & Engineering - 0.0%
DL E&C Co Ltd (d)	3,191	97,661
GS Engineering & Construction Corp	6,658	86,143
Hyundai Engineering & Construction Co Ltd	7,546	533,677
KEPCO Engineering & Construction Co Inc	2,037	184,501
Samsung E&A Co Ltd	16,538	351,113
		1,253,095
Electrical Equipment - 0.4%
Doosan Enerbility Co Ltd (d)	47,496	2,966,189
Ecopro BM Co Ltd (d)	5,497	879,077
Ecopro Co Ltd	11,256	1,260,814
HD Hyundai Electric Co Ltd	2,413	1,478,675
Hyosung Heavy Industries Corp	554	994,025
L&F Co Ltd (d)	3,135	272,932
LG Energy Solution Ltd (d)	4,474	1,227,418
LS Corp	1,722	271,820
LS Electric Co Ltd (d)	1,610	628,139
POSCO Future M Co Ltd (d)	3,742	576,494
Shinsung Delta Tech Co Ltd (d)	1,541	84,659
Taihan Cable & Solution Co Ltd (d)	11,430	231,636
		10,871,878
Industrial Conglomerates - 0.2%
CJ Corp	1,343	201,349
Doosan Co Ltd	738	432,912
GS Holdings Corp	4,370	206,943
Hanwha Corp (d)	2,864	226,043
LG Corp	9,485	599,543
Samsung C&T Corp	9,389	1,951,282
SK Inc	3,812	876,319
SK Square Co Ltd (d)	9,409	3,696,849
		8,191,240
Machinery - 0.2%
Doosan Bobcat Inc	5,089	206,264
Hanwha Ocean Co Ltd (d)	13,973	1,333,991
HD Hyundai Heavy Industries Co Ltd	3,452	1,368,208
HD Korea Shipbuilding & Offshore Engineering Co Ltd	4,888	1,393,221
Hyundai Elevator Co Ltd	2,099	136,583
Hyundai Rotem Co Ltd	7,643	1,214,362
Rainbow Robotics (d)	755	378,871
Samsung Heavy Industries Co Ltd (d)	76,596	1,554,909
		7,586,409
Marine Transportation - 0.0%
HMM Co Ltd	33,182	457,452
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd (d)	18,679	300,001
Trading Companies & Distributors - 0.0%
Posco International Corp	4,970	213,774
TOTAL INDUSTRIALS		34,828,905
Information Technology - 2.6%
Electronic Equipment, Instruments & Components - 0.1%
Daejoo Electronic Materials Co Ltd	1,090	56,952
Hanwha Vision Co Ltd (d)	3,318	141,344
IsuPetasys Co Ltd	5,590	452,755
LG Display Co Ltd (d)	32,509	260,077
LG Innotek Co Ltd	1,454	245,552
Samsung Electro-Mechanics Co Ltd	5,806	1,116,592
Samsung SDI Co Ltd	6,516	1,751,698
		4,024,970
IT Services - 0.0%
Posco DX Co Ltd	5,598	149,141
Samsung SDS Co Ltd	4,064	484,913
		634,054
Semiconductors & Semiconductor Equipment - 1.0%
DB HiTek Co Ltd	3,073	224,110
Eo Technics Co Ltd	849	220,044
Hanmi Semiconductor Co Ltd	4,564	663,807
HPSP Co Ltd	4,378	140,327
LEENO Industrial Inc	4,244	309,802
SK Hynix Inc	57,801	36,217,014
		37,775,104
Software - 0.0%
Douzone Bizon Co Ltd	1,823	122,394
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co Ltd	525,563	58,145,114
TOTAL INFORMATION TECHNOLOGY		100,701,636
Materials - 0.2%
Chemicals - 0.1%
Dongjin Semichem Co Ltd	3,482	134,410
Enchem Co Ltd (d)	1,641	108,704
Hansol Chemical Co Ltd	1,013	197,261
Hanwha Solutions Corp (d)	11,420	217,658
KCC Corp	422	142,244
Kumho Petrochemical Co Ltd	1,504	149,391
LG Chem Ltd	4,478	958,427
Lotte Chemical Corp	1,903	109,400
OCI Holdings Co Ltd (d)	1,576	125,365
SKC Co Ltd (d)	1,967	158,772
		2,301,632
Metals & Mining - 0.1%
Hyundai Steel Co	8,964	193,092
Korea Zinc Co Ltd	1,190	1,545,401
POSCO Holdings Inc	8,005	1,905,908
		3,644,401
TOTAL MATERIALS		5,946,033
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	26,885	1,075,887
TOTAL KOREA (SOUTH)		192,759,762
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	262,810	436,448
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	167,524	160,923
Boubyan Bank KSCP	190,556	420,700
Gulf Bank KSCP	261,594	293,878
Kuwait Finance House KSCP	1,292,379	3,400,334
National Bank of Kuwait SAKP	928,800	2,876,225
TOTAL FINANCIALS		7,152,060
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	503,525	185,094
Agility Public Warehousing Co KSCC	158,621	69,729
		254,823
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	242,267	208,266
TOTAL INDUSTRIALS		463,089
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	66,546	217,775
TOTAL KUWAIT		8,269,372
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	35,261	289,232
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	12,241	988,703
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	4,606	199,498
ArcelorMittal SA	45,118	2,459,039
TOTAL MATERIALS		2,658,537
TOTAL LUXEMBOURG		3,936,472
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	216,000	1,100,447
Sands China Ltd	229,600	500,517

TOTAL MACAU		1,600,964
MALAYSIA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	254,721	510,476
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	442,360	258,099
CELCOMDIGI BHD	348,500	288,207
Maxis Bhd	249,800	242,069
		788,375
TOTAL COMMUNICATION SERVICES		1,298,851
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	224,400	162,807
Genting Malaysia Bhd	132,800	66,703
		229,510
Specialty Retail - 0.0%
MR DIY Group M Bhd (b)(c)	467,000	216,796
Petronas Dagangan Bhd	38,300	205,977
		422,773
TOTAL CONSUMER DISCRETIONARY		652,283
Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	334,900	338,978
Kuala Lumpur Kepong Bhd	61,403	303,744
Nestle Malaysia Bhd	6,400	181,836
PPB Group Bhd	71,340	204,501
QL Resources Bhd	171,200	174,587
SD Guthrie Bhd	388,116	574,987
United Plantations BHD	32,900	252,384
TOTAL CONSUMER STAPLES		2,031,017
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	493,100	205,146
Yinson Holdings BHD	249,500	149,370
TOTAL ENERGY		354,516
Financials - 0.2%
Banks - 0.2%
AMMB Holdings Bhd	302,900	495,613
CIMB Group Holdings Bhd	895,743	1,949,638
Hong Leong Bank Bhd	80,700	528,174
Malayan Banking Bhd	809,098	2,421,957
Public Bank Bhd	1,614,600	1,994,699
RHB Bank Bhd	213,096	456,788
TOTAL FINANCIALS		7,846,869
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	322,700	733,484
Kpj Healthcare Bhd	278,800	195,909
TOTAL HEALTH CARE		929,393
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	621,175	696,498
IJM Corp Bhd	308,200	209,532
		906,030
Industrial Conglomerates - 0.0%
Sime Darby Bhd	362,600	198,685
Sunway Bhd	296,800	433,680
		632,365
Marine Transportation - 0.0%
MISC Bhd	145,000	294,267
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	135,762	210,428
TOTAL INDUSTRIALS		2,043,090
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	339,400	138,618
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	311,600	255,319
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	396,200	759,836
TOTAL MATERIALS		1,015,155
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	305,600	1,080,686
Gas Utilities - 0.0%
Petronas Gas Bhd	100,200	467,193
Multi-Utilities - 0.0%
YTL Corp Bhd	593,200	313,003
YTL Corp Bhd warrants 6/2/2028 (d)	70,340	12,464
YTL Power International Bhd	289,600	237,293
YTL Power International Bhd warrants 6/2/2028 (d)	50,500	12,548
		575,308
TOTAL UTILITIES		2,123,187
TOTAL MALAYSIA		18,432,979
MEXICO - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	1,910,900	1,969,290
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	51,900	584,870
Coca-Cola Femsa SAB de CV unit	55,820	583,817
Fomento Economico Mexicano SAB de CV unit	179,900	1,877,647
		3,046,334
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	514,000	1,631,176
Food Products - 0.0%
Gruma SAB de CV Series B	16,535	297,745
Grupo Bimbo SAB de CV	144,200	500,856
Sigma Foods SAB de CV	383,509	378,988
		1,177,589
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	144,800	320,737
TOTAL CONSUMER STAPLES		6,175,836
Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (b)(c)	77,600	227,968
Grupo Financiero Banorte SAB de CV	256,200	2,896,397
Grupo Financiero Inbursa SAB de CV Series O	182,100	455,563
		3,579,928
Insurance - 0.0%
Qualitas Controladora SAB de CV	21,700	202,398
TOTAL FINANCIALS		3,782,326
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	56,600	385,311
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	28,100	408,974
Grupo Aeroportuario del Pacifico SAB de CV Series B	43,480	1,193,785
Grupo Aeroportuario del Sureste SAB de CV Series B	18,435	637,788
Promotora y Operadora de Infraestructura SAB de CV	18,545	289,975
		2,530,522
TOTAL INDUSTRIALS		2,915,833
Materials - 0.2%
Construction Materials - 0.1%
Cemex SAB de CV unit	1,603,180	1,988,838
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	329,600	3,659,813
Industrias Penoles SAB de CV (d)	19,720	1,142,848
		4,802,661
TOTAL MATERIALS		6,791,499
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV (e)	291,000	452,585
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	113,207	520,172
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	93,200	288,197
TOTAL REAL ESTATE		1,260,954
TOTAL MEXICO		22,895,738
NETHERLANDS - 2.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	413,849	2,026,831
Entertainment - 0.1%
Universal Music Group NV	110,877	2,718,433
TOTAL COMMUNICATION SERVICES		4,745,264
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	11,895	878,414
Heineken NV	29,258	2,415,238
		3,293,652
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	95,092	3,715,162
Food Products - 0.0%
Magnum Ice Cream Co NV/The	52,093	925,856
TOTAL CONSUMER STAPLES		7,934,670
Financials - 0.5%
Banks - 0.3%
ING Groep NV	300,519	8,862,584
Capital Markets - 0.0%
Euronext NV (b)	9,892	1,382,434
Financial Services - 0.1%
Adyen NV (b)(c)(d)	3,341	4,954,186
EXOR NV	9,784	801,385
		5,755,571
Insurance - 0.1%
ASR Nederland NV	16,538	1,199,331
NN Group NV	28,326	2,242,220
		3,441,551
TOTAL FINANCIALS		19,442,140
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (d)	6,479	5,448,654
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	82,919	2,381,088
TOTAL HEALTH CARE		7,829,742
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	24,721	2,321,379
Trading Companies & Distributors - 0.0%
IMCD NV	6,255	584,103
TOTAL INDUSTRIALS		2,905,482
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
ASM International NV	4,909	4,130,244
ASML Holding NV	41,087	58,914,898
BE Semiconductor Industries NV	7,823	1,525,407
		64,570,549
Software - 0.0%
Nebius Group NV Class A (Russia) (d)(f)	15,310	0
TOTAL INFORMATION TECHNOLOGY		64,570,549
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	18,289	1,281,278
TOTAL NETHERLANDS		108,709,125
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	195,068	265,438
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	106,518	710,610
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	61,664	1,444,646
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (d)	113,307	255,151
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	179,297	891,706
TOTAL INDUSTRIALS		1,146,857
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (d)	17,647	1,152,046
Utilities - 0.1%
Electric Utilities - 0.1%
Contact Energy Ltd	95,099	535,373
Mercury NZ Ltd	71,293	271,718
		807,091
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	132,851	451,941
TOTAL UTILITIES		1,259,032
TOTAL NEW ZEALAND		5,978,629
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	67,738	1,139,459
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	19,450	537,624
TOTAL COMMUNICATION SERVICES		1,677,083
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (b)(c)	16,793	154,320
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	27,684	136,487
Mowi ASA	48,072	1,105,149
Orkla ASA	78,984	936,605
Salmar ASA	7,766	462,065
TOTAL CONSUMER STAPLES		2,640,306
Energy - 0.1%
Energy Equipment & Services - 0.0%
TGS ASA	20,312	214,095
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	32,411	947,039
BLUENORD ASA	2,368	110,280
Equinor ASA	89,526	2,406,327
Frontline PLC (Norway)	14,850	423,272
Var Energi ASA	101,066	365,939
		4,252,857
TOTAL ENERGY		4,466,952
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	89,444	2,569,872
SpareBank 1 SMN	12,889	259,158
SpareBank 1 Sor-Norge ASA	21,389	432,200
		3,261,230
Insurance - 0.0%
Gjensidige Forsikring ASA	19,932	566,677
Protector Forsikring ASA	6,400	347,562
Storebrand ASA A Shares	45,576	797,421
		1,711,660
TOTAL FINANCIALS		4,972,890
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	46,705	1,603,067
Industrial Conglomerates - 0.0%
Aker ASA A Shares	2,587	238,539
Machinery - 0.0%
AutoStore Holdings Ltd (b)(c)(d)	111,196	129,780
TOMRA Systems ASA	23,102	307,291
		437,071
TOTAL INDUSTRIALS		2,278,677
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (d)	18,603	250,345
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	139,327	1,236,929
TOTAL NORWAY		17,677,502
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	7,156	2,553,475
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	25,202	863,421
TOTAL PERU		3,416,896
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	9,045	206,289
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	68,060	236,791
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	227,646	479,072
BDO Unibank Inc	224,807	515,065
Metropolitan Bank & Trust Co	191,523	237,281
TOTAL FINANCIALS		1,231,418
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	25,320	217,437
SM Investments Corp	53,305	633,264
TOTAL INDUSTRIALS		850,701
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	627,100	226,159
SM Prime Holdings Inc	1,133,200	415,412
TOTAL REAL ESTATE		641,571
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	30,740	307,804
TOTAL PHILIPPINES		3,474,574
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	7,376	539,343
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	81,793	672,669
Specialty Retail - 0.0%
CCC SA (d)	5,548	183,944
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	136	752,153
TOTAL CONSUMER DISCRETIONARY		1,608,766
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	50,401	532,949
Zabka Group SA (d)	46,206	280,903
TOTAL CONSUMER STAPLES		813,852
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	61,480	1,868,106
Financials - 0.3%
Banks - 0.2%
Alior Bank SA	9,134	298,468
Bank Millennium SA (d)	65,438	316,784
Bank Polska Kasa Opieki SA	18,769	1,145,263
mBank SA (d)	1,423	415,726
Powszechna Kasa Oszczednosci Bank Polski SA	91,711	2,389,700
Santander Bank Polska SA	4,096	644,662
		5,210,603
Consumer Finance - 0.0%
KRUK SA	1,827	251,398
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	60,188	1,187,159
TOTAL FINANCIALS		6,649,160
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (d)	27,631	432,332
Construction & Engineering - 0.0%
Budimex SA	1,318	255,513
TOTAL INDUSTRIALS		687,845
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	5,421	330,478
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	1,003	287,943
KGHM Polska Miedz SA (d)	14,440	1,349,711
TOTAL MATERIALS		1,637,654
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (d)	91,041	257,262
TOTAL POLAND		14,392,466
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	28,994	684,268
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	43,590	864,429
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	965,669	1,046,673
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	321,328	1,644,286
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	43,575	177,681
TOTAL UTILITIES		1,821,967
TOTAL PORTUGAL		4,417,337
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	97,392	379,831
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	60,000	255,424
Qatar Gas Transport Co Ltd	290,520	382,998
TOTAL ENERGY		638,422
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	639,772	399,396
Commercial Bank of Qatar	340,983	444,842
Qatar International Islamic Bank QSC	121,621	381,130
Qatar Islamic Bank QPSC	176,427	1,211,392
Qatar National Bank QPSC	473,246	2,573,544
TOTAL FINANCIALS		5,010,304
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	198,319	692,837
Marine Transportation - 0.0%
Qatar Navigation QSC	99,819	309,792
TOTAL INDUSTRIALS		1,002,629
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	524,581	157,619
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	208,995	157,105
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	51,721	217,339
TOTAL QATAR		7,563,249
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	65,575	597,167
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (d)(f)	3,049	0
VK IPJSC GDR (c)(d)(f)	3,849	1
TOTAL COMMUNICATION SERVICES		1
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (d)(f)	2,304	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	601,730	0
LUKOIL PJSC (d)(f)	21,149	0
Rosneft Oil Co PJSC (d)(f)	55,210	0
Surgutneftegas PAO (d)(f)	351,800	0
Tatneft PJSC (d)(f)	71,609	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	551,355	0
VTB Bank PJSC (d)(f)	30,582	0
		0
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (d)(f)	72,930	0
TKS Holding MKPAO JSC (d)(f)	393	0
		0
TOTAL FINANCIALS		0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (c)(d)(f)	42	0
Metals & Mining - 0.0%
Alrosa PJSC (d)(f)	120,680	0
GMK Norilskiy Nickel PAO (d)(f)	249,900	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (d)(f)	6,705	0
Novolipetsk Steel PJSC (d)(f)	71,070	0
Polyus PJSC (d)(f)	17,490	0
Severstal PAO (d)(f)	7,553	0
Severstal PAO GDR (c)(d)(f)	2,375	0
United Co RUSAL International PJSC (Russia) (d)(f)	141,950	0
		0
TOTAL MATERIALS		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(f)	1,756,400	0
TOTAL RUSSIA		1
SAUDI ARABIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	202,451	2,396,572
Media - 0.0%
Saudi Research & Media Group (d)	4,111	131,308
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	39,329	738,199
Mobile Telecommunications Co Saudi Arabia	48,730	142,395
		880,594
TOTAL COMMUNICATION SERVICES		3,408,474
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Leejam Sports Co JSC	2,539	68,641
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	4,849	154,493
Jarir Marketing Co	60,908	231,732
		386,225
TOTAL CONSUMER DISCRETIONARY		454,866
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	49,435	87,780
Nahdi Medical Co	3,906	102,631
		190,411
Food Products - 0.0%
Almarai Co JSC	50,906	598,543
Saudia Dairy & Foodstuff Co	1,432	92,318
Savola Group/The (d)	14,627	92,932
		783,793
TOTAL CONSUMER STAPLES		974,204
Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	33,812	173,356
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	207,448	5,929,140
Alinma Bank	130,948	994,321
Bank Al-Jazira	64,734	216,258
Bank AlBilad	77,124	546,553
Banque Saudi Fransi	127,566	613,903
Riyad Bank	155,450	1,164,621
Saudi Awwal Bank	38,525	366,484
Saudi Investment Bank/The	63,468	236,903
Saudi National Bank/The	310,219	3,710,354
		13,778,537
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	5,208	223,138
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (d)	4,937	109,384
Bupa Arabia for Cooperative Insurance Co	2,584	113,675
Co for Cooperative Insurance/The	7,497	273,839
		496,898
TOTAL FINANCIALS		14,498,573
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	8,983	66,629
Dallah Healthcare Co	4,278	141,433
Dr Sulaiman Al Habib Medical Services Group Co	10,736	748,804
Mouwasat Medical Services Co	9,099	168,846
TOTAL HEALTH CARE		1,125,712
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	3,492	167,864
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	3,905	84,384
Electrical Equipment - 0.0%
Riyadh Cables Group Co	6,216	216,609
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	4,110	164,369
Passenger Airlines - 0.0%
flynas Co SJSC (d)	6,320	102,786
Transportation Infrastructure - 0.0%
Saudi Ground Services Co	9,741	96,041
TOTAL INDUSTRIALS		832,053
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	2,314	144,613
Elm Co	2,745	567,926
TOTAL INFORMATION TECHNOLOGY		712,539
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (d)	13,033	90,276
SABIC Agri-Nutrients Co	24,420	813,848
Sahara International Petrochemical Co	36,606	149,520
Saudi Aramco Base Oil Co	5,388	150,405
Saudi Basic Industries Corp	96,480	1,462,364
Saudi Industrial Investment Group	33,759	112,599
Saudi Kayan Petrochemical Co (d)	75,917	99,180
Yanbu National Petrochemical Co	28,358	204,139
		3,082,331
Construction Materials - 0.0%
Saudi Cement Co	8,283	79,590
Yamama Cement Co	9,111	65,295
		144,885
Metals & Mining - 0.1%
Saudi Arabian Mining Co (d)	144,812	2,984,501
TOTAL MATERIALS		6,211,717
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (b)(c)	23,840	123,945
Dar Al Arkan Real Estate Development Co (d)	54,675	271,429
Emaar Economic City (d)	25,778	67,697
Retal Urban Development Co	22,060	74,814
TOTAL REAL ESTATE		537,885
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Electricity Co	82,836	318,031
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (d)	23,835	1,190,257
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu (d)	8,232	71,155
TOTAL UTILITIES		1,579,443
TOTAL SAUDI ARABIA		30,508,822
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	753,100	2,717,705
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (d)	39,377	4,587,027
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	603,700	348,808
TOTAL CONSUMER DISCRETIONARY		4,935,835
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	31,066	191,031
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	213,158	9,919,782
Oversea-Chinese Banking Corp Ltd	406,352	6,781,584
United Overseas Bank Ltd	151,803	4,575,215
		21,276,581
Capital Markets - 0.0%
Singapore Exchange Ltd	86,500	1,198,801
TOTAL FINANCIALS		22,475,382
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	161,800	1,246,474
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	219,400	253,532
Grab Holdings Ltd Class A (d)	303,580	1,305,394
		1,558,926
Industrial Conglomerates - 0.0%
Keppel Ltd	152,100	1,306,857
Machinery - 0.0%
Seatrium Ltd	228,800	379,505
Passenger Airlines - 0.0%
Singapore Airlines Ltd	148,900	743,271
Transportation Infrastructure - 0.0%
SATS Ltd	95,400	284,228
TOTAL INDUSTRIALS		5,519,261
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	25,300	325,175
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	68,503	1,934,997
TOTAL INFORMATION TECHNOLOGY		2,260,172
Real Estate - 0.1%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	616,585	1,158,429
Mapletree Pan Asia Commercial Trust	240,600	276,139
Suntec Real Estate Investment Trust	226,000	255,829
		1,690,397
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	411,858	922,723
Frasers Logistics & Commercial Trust (c)	304,300	241,602
Mapletree Industrial Trust	225,000	373,202
Mapletree Logistics Trust	363,400	385,654
		1,923,181
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	237,845	575,869
UOL Group Ltd	49,400	420,954
		996,823
Specialized REITs - 0.0%
Keppel DC REIT	210,476	377,239
TOTAL REAL ESTATE		4,987,640
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	93,000	440,838
TOTAL SINGAPORE		43,527,864
SOUTH AFRICA - 1.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	193,914	2,153,333
Vodacom Group Ltd	62,625	577,676
TOTAL COMMUNICATION SERVICES		2,731,009
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	83,034	5,083,778
Woolworths Holdings Ltd/South Africa	101,848	341,933
		5,425,711
Specialty Retail - 0.0%
Foschini Group Ltd	33,045	173,241
Mr Price Group Ltd	27,281	299,577
Pepkor Holdings Ltd (b)(c)	388,582	634,934
		1,107,752
TOTAL CONSUMER DISCRETIONARY		6,533,463
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Bid Corp Ltd	35,935	888,597
Clicks Group Ltd (e)	24,866	495,395
Shoprite Holdings Ltd	51,895	856,216
		2,240,208
Food Products - 0.0%
Tiger Brands Ltd (e)	17,106	355,638
TOTAL CONSUMER STAPLES		2,595,846
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	25,578	291,574
Financials - 0.4%
Banks - 0.2%
Absa Group Ltd	81,481	1,283,942
Capitec Bank Holdings Ltd	9,322	2,502,899
Nedbank Group Ltd	48,720	790,667
Standard Bank Group Ltd	139,319	2,560,402
		7,137,910
Financial Services - 0.1%
FirstRand Ltd	564,730	3,221,139
Remgro Ltd	52,822	597,774
		3,818,913
Insurance - 0.1%
Discovery Ltd	63,331	911,078
Old Mutual Ltd	500,214	480,072
OUTsurance Group Ltd	90,733	396,285
Sanlam Ltd	172,481	1,080,532
		2,867,967
TOTAL FINANCIALS		13,824,790
Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	39,383	262,023
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	36,650	530,314
Materials - 0.5%
Chemicals - 0.0%
Sasol Ltd (d)	61,685	435,699
Metals & Mining - 0.5%
Anglo American PLC	124,842	5,788,651
Gold Fields Ltd	94,752	4,685,929
Harmony Gold Mining Co Ltd	57,868	1,229,612
Impala Platinum Holdings Ltd	95,821	1,786,032
Northam Platinum Holdings Ltd	36,899	879,135
Sibanye Stillwater Ltd (d)	300,048	1,305,932
Valterra Platinum Ltd	28,103	2,525,003
		18,200,294
TOTAL MATERIALS		18,635,993
Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	350,465	382,744
TOTAL SOUTH AFRICA		45,787,756
SPAIN - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (b)(c)	62,596	1,936,105
Telefonica SA	422,313	1,709,650
TOTAL COMMUNICATION SERVICES		3,645,755
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	47,878	3,210,061
Specialty Retail - 0.2%
Industria de Diseno Textil SA	118,907	7,737,294
TOTAL CONSUMER DISCRETIONARY		10,947,355
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	119,705	2,358,321
Financials - 1.1%
Banks - 1.1%
Banco Bilbao Vizcaya Argentaria SA	610,162	15,488,154
Banco de Sabadell SA	534,776	2,095,029
Banco Santander SA	1,575,414	20,114,996
Bankinter SA	68,953	1,178,596
CaixaBank SA	405,153	5,348,096
TOTAL FINANCIALS		44,224,871
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	20,858	2,340,129
ACS Actividades de Construccion y Servicios SA rights 2/3/2026 (d)	20,300	11,165
		2,351,294
Transportation Infrastructure - 0.1%
Aena SME SA (b)(c)	78,162	2,430,192
TOTAL INDUSTRIALS		4,781,486
Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	42,311	627,418
Utilities - 0.5%
Electric Utilities - 0.5%
Endesa SA	33,839	1,247,053
Iberdrola SA	650,052	14,614,958
Redeia Corp SA	42,745	738,717
		16,600,728
Gas Utilities - 0.0%
Enagas SA	24,793	408,057
Naturgy Energy Group SA	28,484	894,058
		1,302,115
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	31,748	481,696
TOTAL UTILITIES		18,384,539
TOTAL SPAIN		84,969,745
SWEDEN - 2.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	246,766	1,123,364
Interactive Media & Services - 0.0%
Hemnet Group AB	8,023	127,809
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	58,585	1,071,729
TOTAL COMMUNICATION SERVICES		2,322,902
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (b)	15,438	1,002,798
Household Durables - 0.0%
Electrolux AB B Shares (d)	22,535	181,596
Leisure Products - 0.0%
Thule Group AB (b)(c)	11,588	276,837
Specialty Retail - 0.1%
H & M Hennes & Mauritz AB B Shares	50,261	1,006,349
TOTAL CONSUMER DISCRETIONARY		2,467,580
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	11,849	405,852
Food Products - 0.0%
AAK AB	19,162	533,503
Household Products - 0.1%
Essity AB B Shares	63,194	1,867,265
TOTAL CONSUMER STAPLES		2,806,620
Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	159,907	3,435,106
Svenska Handelsbanken AB A Shares	165,061	2,602,196
Swedbank AB A1 Shares	95,741	3,726,456
		9,763,758
Capital Markets - 0.1%
Avanza Bank Holding AB	12,338	481,331
EQT AB	39,364	1,493,689
Nordnet AB	13,613	440,751
		2,415,771
Financial Services - 0.2%
Industrivarden AB A Shares	14,188	708,803
Industrivarden AB C Shares	16,902	845,906
Investor AB B Shares	193,032	7,437,394
L E Lundbergforetagen AB B Shares	7,618	453,274
		9,445,377
TOTAL FINANCIALS		21,624,906
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (d)	23,744	898,314
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	35,252	226,373
Getinge AB B Shares	22,761	499,298
		725,671
Health Care Technology - 0.0%
Sectra AB B Shares	14,932	369,129
TOTAL HEALTH CARE		1,993,114
Industrials - 1.0%
Aerospace & Defense - 0.1%
Saab AB B Shares	33,259	2,594,964
Building Products - 0.1%
Assa Abloy AB B Shares	105,241	4,255,308
Nibe Industrier AB B Shares	161,673	618,922
		4,874,230
Commercial Services & Supplies - 0.0%
Bravida Holding AB (b)(c)	22,105	218,258
Loomis AB	6,990	290,037
Securitas AB B Shares	53,184	878,290
		1,386,585
Construction & Engineering - 0.0%
Skanska AB B Shares	37,896	1,152,515
Sweco AB B Shares	21,577	357,295
		1,509,810
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	15,160	378,000
Lifco AB B Shares	24,137	829,722
		1,207,722
Machinery - 0.8%
Alfa Laval AB	30,782	1,788,000
Atlas Copco AB A Shares	267,222	5,510,705
Atlas Copco AB B Shares	164,775	2,962,528
Epiroc AB A Shares	66,872	1,874,636
Epiroc AB B Shares	40,896	1,020,161
Indutrade AB	27,735	650,757
Sandvik AB	112,778	4,453,191
SKF AB B Shares	35,951	938,782
Trelleborg AB B Shares	18,590	751,322
Volvo AB A Shares	20,315	738,935
Volvo AB B Shares	168,194	6,111,737
		26,800,754
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	28,009	914,400
Beijer Ref AB B Shares	39,572	563,537
		1,477,937
TOTAL INDUSTRIALS		39,852,002
Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	309,330	3,350,095
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	223,117	2,515,653
Lagercrantz Group AB B Shares	20,988	460,876
Mycronic AB	15,542	359,084
		3,335,613
TOTAL INFORMATION TECHNOLOGY		6,685,708
Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	27,903	227,735
Containers & Packaging - 0.0%
Billerud Aktiebolag	23,461	189,900
Metals & Mining - 0.1%
Boliden AB (d)	30,131	2,119,573
SSAB AB B Shares	64,815	535,692
		2,655,265
Paper & Forest Products - 0.0%
Holmen AB B Shares	9,628	360,800
Svenska Cellulosa AB SCA B Shares	62,030	776,811
		1,137,611
TOTAL MATERIALS		4,210,511
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Castellum AB	38,747	478,927
Fabege AB	19,758	182,441
Fastighets AB Balder B Shares (d)	72,879	548,505
Sagax AB B Shares	23,001	507,403
Wallenstam AB B Shares	37,254	169,635
Wihlborgs Fastigheter AB	28,142	290,977
TOTAL REAL ESTATE		2,177,888
TOTAL SWEDEN		84,141,231
SWITZERLAND - 2.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	2,690	2,204,405
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	56,907	11,046,201
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	12	1,769,614
Chocoladefabriken Lindt & Spruengli AG	99	1,416,390
TOTAL CONSUMER STAPLES		3,186,004
Financials - 0.9%
Capital Markets - 0.5%
Julius Baer Group Ltd	21,900	1,830,642
Partners Group Holding AG	2,295	3,117,198
UBS Group AG	321,899	15,152,843
		20,100,683
Insurance - 0.4%
Swiss Life Holding AG	3,017	3,303,264
Zurich Insurance Group AG	15,467	11,003,564
		14,306,828
TOTAL FINANCIALS		34,407,511
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	5,252	1,437,385
Straumann Holding AG	12,011	1,444,560
		2,881,945
Life Sciences Tools & Services - 0.1%
Lonza Group AG	7,435	5,051,713
Pharmaceuticals - 0.2%
Galderma Group AG	15,896	2,962,998
Sandoz Group AG	46,622	3,689,715
		6,652,713
TOTAL HEALTH CARE		14,586,371
Industrials - 0.6%
Building Products - 0.1%
Geberit AG	3,349	2,554,260
Electrical Equipment - 0.4%
ABB Ltd	163,834	14,105,795
Machinery - 0.1%
Schindler Holding AG participation certificate	4,301	1,659,088
VAT Group AG (b)(c)	2,864	1,856,849
		3,515,937
Marine Transportation - 0.0%
Kuehne + Nagel International AG	5,641	1,303,986
Professional Services - 0.0%
SGS SA	17,527	2,104,011
TOTAL INDUSTRIALS		23,583,989
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	14,907	1,285,042
Materials - 0.2%
Chemicals - 0.2%
DSM-Firmenich AG	26,646	2,101,133
Givaudan SA	863	3,335,676
Sika AG	17,047	3,271,160
TOTAL MATERIALS		8,707,969
TOTAL SWITZERLAND		99,007,492
TAIWAN - 6.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	400,000	1,691,073
Entertainment - 0.0%
International Games System Co Ltd	27,000	612,450
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	184,000	517,637
Taiwan Mobile Co Ltd	181,000	604,958
		1,122,595
TOTAL COMMUNICATION SERVICES		3,426,118
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	198,000	191,947
Tong Yang Industry Co Ltd	48,000	166,513
		358,460
Automobiles - 0.0%
Yulon Motor Co Ltd	69,000	67,874
Broadline Retail - 0.0%
momo.com Inc	9,450	56,434
Poya International Co Ltd	8,000	100,364
		156,798
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	21,000	284,080
Leisure Products - 0.0%
Giant Manufacturing Co Ltd	32,000	90,531
Merida Industry Co Ltd	22,000	58,824
		149,355
Specialty Retail - 0.0%
Hotai Motor Co Ltd	40,400	696,265
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	25,000	314,431
Feng TAY Enterprise Co Ltd	65,584	199,879
Makalot Industrial Co Ltd	24,000	232,283
Pou Chen Corp	267,000	257,569
Ruentex Industries Ltd	85,000	135,989
		1,140,151
TOTAL CONSUMER DISCRETIONARY		2,852,983
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	58,000	392,301
Food Products - 0.0%
Great Wall Enterprise Co Ltd	76,000	122,553
Lien Hwa Industrial Holdings Corp	134,750	196,159
Uni-President Enterprises Corp	525,000	1,192,540
		1,511,252
TOTAL CONSUMER STAPLES		1,903,553
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	179,000	302,823
Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	918,334	593,506
CTBC Financial Holding Co Ltd	2,089,000	3,368,608
E.Sun Financial Holding Co Ltd	1,726,369	1,826,730
Far Eastern International Bank	486,035	192,474
First Financial Holding Co Ltd	1,251,429	1,141,808
Hua Nan Financial Holdings Co Ltd	1,122,383	1,176,964
Mega Financial Holding Co Ltd	1,234,619	1,517,605
Shanghai Commercial & Savings Bank Ltd/The	471,312	589,793
SinoPac Financial Holdings Co Ltd	1,552,614	1,406,772
Taichung Commercial Bank Co Ltd	454,856	288,203
Taiwan Business Bank	772,478	376,878
Taiwan Cooperative Financial Holding Co Ltd	1,206,711	900,302
TS Financial Holding Co Ltd	2,650,021	1,905,765
		15,285,408
Capital Markets - 0.0%
Capital Securities Corp	218,000	205,120
IBF Financial Holdings Co Ltd	305,523	161,642
		366,762
Consumer Finance - 0.0%
Taiwan Acceptance Corp	31,800	78,480
Financial Services - 0.0%
Chailease Holding Co Ltd	180,683	595,312
Yuanta Financial Holding Co Ltd	1,433,226	1,954,709
		2,550,021
Insurance - 0.2%
Cathay Financial Holding Co Ltd	1,045,872	2,498,297
Fubon Financial Holding Co Ltd	954,167	2,747,783
KGI Financial Holding Co Ltd	1,830,376	1,046,675
		6,292,755
TOTAL FINANCIALS		24,573,426
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	34,401	839,182
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (d)	130,000	681,609
TOTAL HEALTH CARE		1,520,791
Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	18,000	517,789
Electrical Equipment - 0.2%
Bizlink Holding Inc	19,000	782,512
Chung-Hsin Electric & Machinery Manufacturing Corp	44,000	234,880
Fortune Electric Co Ltd	24,000	737,526
Shihlin Electric & Engineering Corp	35,000	253,920
Tatung Co Ltd	183,000	225,525
Teco Electric and Machinery Co Ltd	129,000	334,301
Voltronic Power Technology Corp	8,000	216,189
Walsin Lihwa Corp	357,000	491,985
		3,276,838
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	401,000	353,170
Machinery - 0.0%
Hiwin Technologies Corp	31,000	245,525
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	113,343	667,885
Wan Hai Lines Ltd	144,145	335,646
Wisdom Marine Lines Co Ltd	45,000	100,792
Yang Ming Marine Transport Corp	186,000	314,665
		1,418,988
Passenger Airlines - 0.0%
China Airlines Ltd	294,000	206,773
Eva Airways Corp	282,000	334,130
		540,903
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	223,000	193,222
TOTAL INDUSTRIALS		6,546,435
Information Technology - 5.7%
Communications Equipment - 0.1%
Accton Technology Corp	54,000	1,907,492
WNC Corp /Taiwan	42,000	246,159
		2,153,651
Electronic Equipment, Instruments & Components - 0.8%
AUO Corp	711,600	309,979
Chroma ATE Inc	42,000	1,303,976
Compeq Manufacturing Co Ltd	113,000	605,006
Delta Electronics Inc	204,000	7,884,682
E Ink Holdings Inc	97,000	537,779
Elite Material Co Ltd	35,000	1,934,896
Foxconn Technology Co Ltd	111,000	201,850
Genius Electronic Optical Co Ltd	11,000	158,213
Gold Circuit Electronics Ltd	36,000	799,493
Hon Hai Precision Industry Co Ltd	1,287,800	8,996,037
Innolux Corp	836,156	577,481
Largan Precision Co Ltd	12,000	916,205
Lotes Co Ltd	10,000	453,033
Primax Electronics Ltd	47,000	117,184
Simplo Technology Co Ltd	19,000	207,968
Sinbon Electronics Co Ltd	22,000	162,744
Synnex Technology International Corp	141,000	292,587
Taiwan Union Technology Corp	30,000	478,061
Tripod Technology Corp	50,000	593,220
Unimicron Technology Corp	144,044	1,727,250
Walsin Technology Corp	34,000	147,030
Wpg Holding Co Ltd	175,400	357,301
WT Microelectronics Co Ltd	69,000	341,011
Yageo Corp	202,396	1,779,341
Zhen Ding Technology Holding Ltd	75,000	464,518
		31,346,845
Semiconductors & Semiconductor Equipment - 4.4%
Alchip Technologies Ltd	9,000	891,019
AP Memory Technology Corp	14,000	190,496
ASE Technology Holding Co Ltd	371,500	3,443,481
ASMedia Technology Inc	4,000	163,472
ASPEED Technology Inc	3,000	843,973
Chipbond Technology Corp	69,000	119,791
Elan Microelectronics Corp	27,000	100,078
eMemory Technology Inc	7,000	405,829
Faraday Technology Corp	22,000	116,395
Global Unichip Corp	9,000	747,030
Globalwafers Co Ltd	27,000	425,123
Hon Precision Inc	7,951	944,598
Jentech Precision Industrial Co Ltd	9,000	809,758
King Yuan Electronics Co Ltd	119,000	1,115,920
Macronix International Co Ltd (d)	197,000	579,173
MediaTek Inc	170,000	9,478,853
MPI Corp	9,000	717,092
Nanya Technology Corp (d)	125,000	1,292,967
Novatek Microelectronics Corp	65,000	772,216
Parade Technologies Ltd	8,000	134,073
Phison Electronics Corp	18,000	1,357,199
Powerchip Semiconductor Manufacturing Corp (d)	355,000	781,641
Powertech Technology Inc	73,000	587,423
Radiant Opto-Electronics Corp	51,000	197,117
Realtek Semiconductor Corp	54,000	827,150
Silicon Motion Technology Corp ADR	3,618	430,289
Sino-American Silicon Products Inc	60,000	228,101
Taiwan Semiconductor Manufacturing Co Ltd	2,553,000	140,745,652
United Microelectronics Corp	1,251,000	2,481,691
Vanguard International Semiconductor Corp	108,504	493,278
Win Semiconductors Corp	42,000	312,023
Winbond Electronics Corp (d)	329,000	1,339,347
		173,072,248
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	339,000	269,568
Advantech Co Ltd	54,674	518,766
Asia Vital Components Co Ltd	36,000	1,665,135
Asustek Computer Inc	76,000	1,194,234
AURAS Technology Co Ltd	8,000	230,635
Catcher Technology Co Ltd	65,000	412,878
Chicony Electronics Co Ltd	67,000	248,345
Compal Electronics Inc	432,000	448,218
Getac Holdings Corp	48,000	171,076
Gigabyte Technology Co Ltd	57,000	420,751
HTC Corp (d)	74,000	105,145
Inventec Corp	347,000	494,693
King Slide Works Co Ltd	8,000	795,818
Lite-On Technology Corp	229,000	1,189,799
Micro-Star International Co Ltd	73,000	208,604
Pegatron Corp	216,000	476,959
Qisda Corp	139,400	111,290
Quanta Computer Inc	292,000	2,590,212
Wistron Corp	335,000	1,384,999
Wiwynn Corp	12,629	1,430,340
		14,367,465
TOTAL INFORMATION TECHNOLOGY		220,940,209
Materials - 0.1%
Chemicals - 0.1%
China Petrochemical Development Corp (d)	356,000	90,226
Formosa Chemicals & Fibre Corp	431,000	578,262
Formosa Plastics Corp	499,000	747,749
Nan Ya Plastics Corp	606,000	1,457,165
Taiwan Fertilizer Co Ltd	74,000	108,779
		2,982,181
Construction Materials - 0.0%
Asia Cement Corp	261,000	290,643
TCC Group Holdings Co Ltd	730,667	611,108
		901,751
Metals & Mining - 0.0%
China Steel Corp	1,266,000	832,235
TA Chen Stainless Pipe	218,000	271,421
Tung Ho Steel Enterprise Corp	55,000	120,925
		1,224,581
TOTAL MATERIALS		5,108,513
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	179,100	211,073
Ruentex Development Co Ltd	205,575	187,567
TOTAL REAL ESTATE		398,640
TOTAL TAIWAN		267,573,491
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	319,517	117,477
True Corp PCL depository receipt	1,417,886	521,315
		638,792
Media - 0.0%
VGI PCL depository receipt	999,800	27,252
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	27,500	304,200
Advanced Info Service PCL depository receipt	87,000	962,377
		1,266,577
TOTAL COMMUNICATION SERVICES		1,932,621
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp PCL depository receipt	303,400	189,445
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	829,000	57,281
Central Plaza Hotel PCL depository receipt	54,700	61,115
Minor International PCL	98,681	71,626
Minor International PCL depository receipt	184,441	133,873
		323,895
Specialty Retail - 0.0%
Home Product Center PCL	187,500	42,194
Home Product Center PCL depository receipt	227,300	51,152
PTT Oil & Retail Business PCL depository receipt	306,200	131,992
Siam Global House PCL depository receipt	165,100	36,107
		261,445
TOTAL CONSUMER DISCRETIONARY		774,785
Consumer Staples - 0.0%
Beverages - 0.0%
Carabao Group PCL depository receipt	36,400	49,898
Osotspa PCL depository receipt	127,700	71,642
Thai Beverage PCL	832,700	314,202
		435,742
Consumer Staples Distribution & Retail - 0.0%
Berli Jucker PCL depository receipt	105,200	48,349
CP ALL PCL	143,900	198,404
CP ALL PCL depository receipt	322,900	445,203
		691,956
Food Products - 0.0%
Charoen Pokphand Foods PCL	110,100	72,237
Charoen Pokphand Foods PCL depository receipt	233,300	153,068
Thai Union Group PCL depository receipt	203,400	76,073
		301,378
TOTAL CONSUMER STAPLES		1,429,076
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Banpu PCL depository receipt	415,600	70,473
PTT Exploration & Production PCL	33,000	128,130
PTT Exploration & Production PCL depository receipt	113,300	439,913
PTT PCL	314,700	339,138
PTT PCL depository receipt	585,100	630,536
Thai Oil PCL depository receipt	93,900	127,234
TOTAL ENERGY		1,735,424
Financials - 0.2%
Banks - 0.2%
Bangkok Bank PCL depository receipt	61,000	305,483
Kasikornbank PCL depository receipt	122,500	729,953
Kiatnakin Phatra Bank PCL depository receipt	36,800	83,981
Krung Thai Bank PCL	95,600	85,601
Krung Thai Bank PCL depository receipt	295,400	264,502
SCB X PCL	31,400	134,856
SCB X PCL depository receipt	57,200	245,661
Thanachart Capital PCL depository receipt	51,100	95,559
Tisco Financial Group PCL depository receipt	43,700	155,824
TMBThanachart Bank PCL depository receipt	4,963,500	317,790
		2,419,210
Consumer Finance - 0.0%
Krungthai Card PCL depository receipt	100,400	91,490
Muangthai Capital PCL depository receipt	72,400	77,448
Srisawad Corp PCL depository receipt	84,400	66,878
TIDLOR Holdings PCL depository receipt	163,200	87,937
		323,753
Insurance - 0.0%
Thai Life Insurance PCL depository receipt	219,300	82,715
TOTAL FINANCIALS		2,825,678
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	114,900	36,782
Bangkok Dusit Medical Services PCL	239,900	152,836
Bangkok Dusit Medical Services PCL depository receipt	284,500	181,251
Bumrungrad Hospital Pcl	10,800	57,338
Bumrungrad Hospital Pcl depository receipt	28,700	152,369
TOTAL HEALTH CARE		580,576
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (d)	813,700	56,224
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	171,900	273,787
Airports of Thailand PCL depository receipt	277,500	441,977
Bangkok Expressway & Metro PCL depository receipt	772,600	128,562
		844,326
TOTAL INDUSTRIALS		900,550
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	16,000	103,962
Delta Electronics Thailand PCL depository receipt	474,100	3,080,524
TOTAL INFORMATION TECHNOLOGY		3,184,486
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	206,000	133,198
PTT Global Chemical PCL depository receipt	172,300	134,892
		268,090
Construction Materials - 0.0%
Siam Cement PCL/The	13,800	90,104
Siam Cement PCL/The depository receipt	19,300	126,016
		216,120
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	124,700	79,049
TOTAL MATERIALS		563,259
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	74,500	136,367
Central Pattana PCL depository receipt	65,300	119,527
Land & Houses PCL depository receipt	390,300	48,246
WHA Corp PCL depository receipt	775,600	85,058
TOTAL REAL ESTATE		389,198
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	23,800	88,637
Global Power Synergy PCL depository receipt	71,700	80,676
Gulf Development PCL	99,361	147,231
Gulf Development PCL depository receipt	697,637	1,033,741
TOTAL UTILITIES		1,350,285
TOTAL THAILAND		15,665,938
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	122,967	330,555
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS	134	22,833
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	74,266	194,174
Tofas Turk Otomobil Fabrikasi AS	12,880	96,555
		290,729
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (d)(e)	28,272	78,879
Household Durables - 0.0%
Arcelik AS (d)	13,976	36,638
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	86,483	43,195
Dogus Otomotiv Servis ve Ticaret AS	11,466	60,458
		103,653
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	128,174	32,657
Mavi Giyim Sanayi Ve Ticaret AS Class B (b)(c)	55,959	62,204
		94,861
TOTAL CONSUMER DISCRETIONARY		627,593
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	200,826	88,713
Coca-Cola Icecek AS	92,772	153,386
		242,099
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	46,347	707,670
Migros Ticaret AS	9,067	132,814
Sok Marketler Ticaret AS (d)	29,484	43,968
		884,452
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	18,078	56,287
TOTAL CONSUMER STAPLES		1,182,838
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	105,605	594,479
Financials - 0.0%
Banks - 0.0%
Akbank TAS	322,688	689,720
Haci Omer Sabanci Holding AS	137,230	345,544
Turkiye Is Bankasi AS Class C	880,225	337,217
Yapi ve Kredi Bankasi AS (d)	348,250	328,974
		1,701,455
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	53,222	58,819
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS	769	40,707
Turkiye Sinai Kalkinma Bankasi AS (d)	146,649	47,414
		88,121
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	72,136	47,408
Turkiye Sigorta AS	195,757	54,919
		102,327
TOTAL FINANCIALS		1,950,722
Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	7,563	82,087
Industrials - 0.2%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	124,451	867,840
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS (d)	116,270	49,196
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	177,259	398,850
Kontrolmatik Enerji Ve Muhendislik AS	69,260	15,576
Ral Yatirim Holding AS	12,485	53,888
Tekfen Holding AS	18,486	32,626
		500,940
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	41,312	151,808
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (d)	24,768	23,636
		175,444
Ground Transportation - 0.0%
Bin Ulasim Ve Akilli Sehir Teknolojileri AS	2,424	10,084
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	129,090	103,897
Alarko Holding AS	18,842	46,794
Bera Holding AS (d)	64,667	26,796
KOC Holding AS	135,010	644,827
Turkiye Sise ve Cam Fabrikalari AS	119,907	125,457
		947,771
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (d)	3,678	36,537
Turk Traktor ve Ziraat Makineleri AS	2,575	35,084
		71,621
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS (d)	25,896	121,182
Turk Hava Yollari AO	56,487	394,878
		516,060
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (d)	21,973	175,710
TOTAL INDUSTRIALS		3,314,666
Information Technology - 0.0%
Software - 0.0%
MIA Teknoloji AS (d)	29,495	25,108
Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (d)	448,960	34,689
Petkim Petrokimya Holding AS (d)	138,369	58,673
Sasa Polyester Sanayi AS (d)	1,164,125	68,262
		161,624
Construction Materials - 0.0%
Baticim Bati Anadolu Cimento Sanayii AS (d)	301,074	33,440
Cimsa Cimento Sanayi VE Ticaret AS	33,316	39,417
Nuh Cimento Sanayi AS	5,219	28,838
Oyak Cimento Fabrikalari AS	114,930	72,943
		174,638
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (d)	3,847	56,970
Eregli Demir ve Celik Fabrikalari TAS	371,990	241,053
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (d)	76,733	51,277
TR Anadolu Metal Madencilik Isletmeleri AS (d)	18,622	61,450
Turk Altin Isletmeleri AS (d)	96,551	121,224
		531,974
TOTAL MATERIALS		868,236
Real Estate - 0.0%
Diversified REITs - 0.0%
Ziraat Gayrimenkul Yatirim Ortakligi AS	88,387	48,414
Real Estate Management & Development - 0.0%
Kuyumcukent Gayrimenkul Yatirimlari AS (d)	33,011	40,953
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	198,124	116,177
TOTAL REAL ESTATE		205,544
Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (b)(c)	24,663	59,379
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (d)	63,478	38,711
TOTAL UTILITIES		98,090
TOTAL TURKEY		9,279,918
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	371,415	1,992,342
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Abu Dhabi National Hotels	1,022,863	121,713
Americana Restaurants International PLC - Foreign Co	282,921	120,179
		241,892
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	291,433	325,357
TOTAL CONSUMER DISCRETIONARY		567,249
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	270,115	392,026
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	146,019	223,054
TOTAL ENERGY		615,080
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	336,067	1,392,768
Abu Dhabi Islamic Bank PJSC	152,715	1,012,140
Dubai Islamic Bank PJSC	303,990	799,603
Emirates NBD Bank PJSC	261,320	2,212,948
First Abu Dhabi Bank PJSC	468,727	2,373,948
TOTAL FINANCIALS		7,791,407
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	276,856	205,803
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Modon Holding PSC (d)	324,046	298,237
Two Point Zero Group PJSC (d)	418,220	257,366
		555,603
Passenger Airlines - 0.0%
Air Arabia PJSC	245,851	333,380
Transportation Infrastructure - 0.0%
Salik Co PJSC	194,718	338,271
TOTAL INDUSTRIALS		1,227,254
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	393,959	1,028,745
Emaar Development PJSC	87,295	408,842
Emaar Properties PJSC	658,573	2,689,884
TOTAL REAL ESTATE		4,127,471
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	973,515	800,549
TOTAL UNITED ARAB EMIRATES		17,327,155
UNITED KINGDOM - 7.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	603,776	1,580,889
Interactive Media & Services - 0.0%
Autotrader Group PLC (b)(c)	91,233	672,523
Rightmove PLC	79,496	538,141
		1,210,664
Media - 0.1%
Informa PLC	135,415	1,630,597
WPP PLC	113,942	472,657
		2,103,254
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	2,120,531	3,122,963
TOTAL COMMUNICATION SERVICES		8,017,770
Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
B&M European Value Retail SA	102,318	246,902
Next PLC	12,208	2,215,894
		2,462,796
Distributors - 0.0%
Inchcape PLC	38,807	433,573
Diversified Consumer Services - 0.0%
Pearson PLC	66,919	880,183
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	179,853	5,392,971
Entain PLC	66,518	550,670
InterContinental Hotels Group PLC	21,675	2,921,790
Whitbread PLC	18,078	673,837
		9,539,268
Household Durables - 0.1%
Barratt Redrow PLC	150,065	799,057
Bellway PLC	12,301	457,159
Berkeley Group Holdings PLC	10,007	564,155
Persimmon PLC	34,529	664,303
Taylor Wimpey PLC	375,033	548,284
		3,032,958
Leisure Products - 0.0%
Games Workshop Group PLC	3,461	807,464
Specialty Retail - 0.0%
Kingfisher PLC	184,118	848,488
TOTAL CONSUMER DISCRETIONARY		18,004,730
Consumer Staples - 1.3%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	22,128	2,029,138
Diageo PLC	236,085	5,432,386
		7,461,524
Consumer Staples Distribution & Retail - 0.1%
J Sainsbury PLC	176,907	775,594
Marks & Spencer Group PLC	219,761	1,102,146
Tesco PLC	685,244	3,987,299
		5,865,039
Food Products - 0.0%
Associated British Foods PLC	29,905	781,545
Household Products - 0.2%
Reckitt Benckiser Group PLC	71,418	5,953,396
Personal Care Products - 0.4%
Unilever PLC	230,937	15,710,512
Tobacco - 0.4%
British American Tobacco PLC	210,556	12,720,446
Imperial Brands PLC	80,214	3,378,436
		16,098,882
TOTAL CONSUMER STAPLES		51,870,898
Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	23,842	608,026
Financials - 2.4%
Banks - 1.7%
Barclays PLC	1,475,013	9,844,336
HSBC Holdings PLC	1,817,959	32,070,479
Lloyds Banking Group PLC	6,245,298	9,325,508
NatWest Group PLC	849,154	7,739,856
Standard Chartered PLC	197,834	5,061,866
		64,042,045
Capital Markets - 0.5%
3i Group PLC	105,224	4,833,898
Aberdeen Group PLC	189,901	564,916
ICG PLC	30,360	754,007
IG Group Holdings PLC	36,498	675,216
London Stock Exchange Group PLC	49,132	5,460,403
Schroders PLC	94,240	582,353
St James's Place PLC	55,903	1,162,722
		14,033,515
Financial Services - 0.0%
M&G PLC	235,723	997,975
Wise PLC Class A (d)	73,022	941,818
		1,939,793
Insurance - 0.2%
Admiral Group PLC	28,584	1,075,605
Aviva PLC	323,367	2,813,283
Beazley PLC	62,649	971,273
Hiscox Ltd	35,002	709,803
Legal & General Group PLC	603,970	2,190,899
Phoenix Group Holdings PLC	84,668	856,751
		8,617,614
TOTAL FINANCIALS		88,632,967
Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
Convatec Group PLC (b)(c)	177,952	560,051
Smith & Nephew PLC	89,924	1,532,598
		2,092,649
Pharmaceuticals - 0.8%
Astrazeneca PLC	164,169	30,586,999
Hikma Pharmaceuticals PLC	16,617	347,662
		30,934,661
TOTAL HEALTH CARE		33,027,310
Industrials - 1.2%
Aerospace & Defense - 0.6%
BAE Systems PLC	317,856	8,628,819
Melrose Industries PLC	124,051	1,062,605
Rolls-Royce Holdings PLC	889,810	14,874,933
		24,566,357
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	249,291	1,547,303
Verisure PLC (d)	23,673	386,341
		1,933,644
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	290,000	2,338,359
DCC PLC	8,976	569,408
Smiths Group PLC	34,159	1,173,211
		4,080,978
Machinery - 0.1%
IMI PLC	25,684	970,697
Spirax Group PLC	7,719	767,350
Weir Group PLC/The	27,131	1,197,643
		2,935,690
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	244,364	1,398,358
Professional Services - 0.2%
Intertek Group PLC	16,241	992,051
RELX PLC	193,302	6,852,947
		7,844,998
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	44,571	2,858,542
Bunzl PLC	34,265	960,896
Diploma PLC	14,401	1,048,338
Howden Joinery Group PLC	57,006	652,895
RS GROUP PLC	49,244	451,466
		5,972,137
TOTAL INDUSTRIALS		48,732,162
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	40,352	1,956,843
Software - 0.0%
Sage Group PLC/The	102,673	1,345,076
TOTAL INFORMATION TECHNOLOGY		3,301,919
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	14,698	549,263
Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	107,625	610,870
Land Securities Group PLC	77,719	691,786
		1,302,656
Industrial REITs - 0.1%
Segro PLC	144,052	1,495,304
Tritax Big Box REIT PLC	263,764	596,603
		2,091,907
Residential REITs - 0.0%
UNITE Group PLC/The	42,788	331,387
TOTAL REAL ESTATE		3,725,950
Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	127,829	4,248,710
Multi-Utilities - 0.3%
Centrica PLC	500,270	1,307,138
National Grid PLC	526,572	8,946,224
		10,253,362
Water Utilities - 0.0%
Severn Trent PLC	28,528	1,142,982
United Utilities Group PLC	73,331	1,251,271
		2,394,253
TOTAL UTILITIES		16,896,325
TOTAL UNITED KINGDOM		273,367,320
UNITED STATES - 5.6%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (d)	16,571	8,291,300
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy)	215,046	2,112,141
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV Class A	33,172	522,459
JBS NV depository receipt	5,770	90,265
Nestle SA	272,722	26,024,921
TOTAL CONSUMER STAPLES		26,637,645
Energy - 0.9%
Energy Equipment & Services - 0.0%
Tenaris SA	35,048	778,519
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	1,659,058	10,519,353
DHT Holdings Inc	13,887	199,001
Shell PLC	609,982	23,447,410
		34,165,764
TOTAL ENERGY		34,944,283
Financials - 0.1%
Insurance - 0.1%
Swiss Re AG	31,647	5,053,777
Health Care - 2.6%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (d)	99,877	2,641,363
Legend Biotech Corp ADR (d)	8,550	149,625
		2,790,988
Health Care Equipment & Supplies - 0.1%
Alcon AG	52,909	4,272,143
Inmode Ltd (d)	6,040	94,888
		4,367,031
Life Sciences Tools & Services - 0.1%
ICON PLC (d)	8,105	1,460,926
QIAGEN NV (Germany)	22,085	1,168,082
		2,629,008
Pharmaceuticals - 2.3%
GSK PLC	429,854	11,116,738
Haleon PLC	944,633	4,940,339
Novartis AG	201,246	29,858,833
Roche Holding AG	3,224	1,484,696
Roche Holding AG non-voting shares	74,212	33,747,159
Sanofi SA	114,430	10,793,465
		91,941,230
TOTAL HEALTH CARE		101,728,257
Industrials - 0.8%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	77,392	202,633
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	28,101	1,207,085
Waste Connections Inc	27,088	4,531,742
		5,738,827
Construction & Engineering - 0.1%
Ferrovial SE	51,333	3,469,529
Electrical Equipment - 0.5%
Schneider Electric SE	57,288	16,424,583
Machinery - 0.0%
CNH Industrial NV Class A (Italy)	111	1,177
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	277	680,151
AP Moller - Maersk A/S Series B	465	1,149,818
		1,829,969
Professional Services - 0.1%
Experian PLC	97,375	3,688,053
TOTAL INDUSTRIALS		31,354,771
Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (d)	5,343	2,301,925
JFrog Ltd (d)	10,897	597,156
Monday.com Ltd (d)	4,317	495,375
TOTAL INFORMATION TECHNOLOGY		3,394,456
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	9,070	515,194
Holcim AG	53,318	5,495,427
James Hardie Industries PLC depository receipt (d)	61,497	1,418,740
Titan SA (Greece)	4,163	279,792
TOTAL MATERIALS		7,709,153
TOTAL UNITED STATES		221,225,783
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (d)	71,613	2,024,297
TOTAL COMMON STOCKS (Cost $2,660,414,767)		3,857,722,778

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	47,768	975,545
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG non-voting shares	43	4,455
Porsche Automobil Holding SE	16,145	690,771
Volkswagen AG	21,833	2,648,454
TOTAL CONSUMER DISCRETIONARY		3,343,680
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	16,924	1,487,714
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	2,621	732,584
TOTAL GERMANY		5,563,978
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	2,461	449,542
Hyundai Motor Co Series 2	4,219	788,120
TOTAL CONSUMER DISCRETIONARY		1,237,662
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Amorepacific Corp	1,585	56,267
LG H&H Co Ltd	288	21,936
TOTAL CONSUMER STAPLES		78,203
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd	87,627	7,091,196
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	920	100,895
TOTAL KOREA (SOUTH)		8,507,956
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (d)(f)	352,900	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $11,634,357)		15,047,479

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (i) (Cost $1,711,020)	3.82	1,713,000	1,711,290

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.70	46,120,264	46,129,488
Fidelity Securities Lending Cash Central Fund (j)(k)	3.70	8,440,569	8,441,413
TOTAL MONEY MARKET FUNDS (Cost $54,570,901)			54,570,901

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,728,331,045)	3,929,052,448
NET OTHER ASSETS (LIABILITIES) - 0.1% (g)	4,093,559
NET ASSETS - 100.0%	3,933,146,007

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	242	3/2026	36,745,280	1,761,164
ICE MSCI Emerging Markets Index Contracts (United States)	245	3/2026	18,629,800	1,722,125
TME S&P/TSX 60 Index Contracts (Canada)	18	3/2026	4,898,263	(2,491)

TOTAL FUTURES CONTRACTS				3,480,798
The notional amount of long futures as a percentage of Net Assets is 1.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,913,748 or 1.7% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $66,239,462 or 1.7% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Includes $338,141 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,711,290.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	45,818,863	101,134,041	100,826,178	547,797	2,762	-	46,129,488	46,120,264	0.1%
Fidelity Securities Lending Cash Central Fund	41,947,882	43,201,215	76,707,418	35,486	(266)	-	8,441,413	8,440,569	0.0%
Total	87,766,745	144,335,256	177,533,596	583,283	2,496	-	54,570,901

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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